UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

Money Market Portfolio

Municipal Money Market Portfolio

New Jersey Municipal Money Market Portfolio

North Carolina Municipal Money Market Portfolio

Ohio Municipal Money Market Portfolio

Pennsylvania Municipal Money Market Portfolio

U.S. Treasury Money Market Portfolio

Virginia Municipal Money Market Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Funds, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2009

Date of reporting period: 03/31/2009

Item 1	–	Report to Stockholders

EQUITIES    FIXED INCOME    REAL ESTATE    LIQUIDITY    ALTERNATIVES    BLACKROCK SOLUTIONS

BlackRock FundsSM
ANNUAL REPORT | MARCH 31, 2009

BlackRock Money Market Portfolio

BlackRock U.S. Treasury Money Market Portfolio

BlackRock Municipal Money Market Portfolio

BlackRock New Jersey Municipal Money Market Portfolio

BlackRock North Carolina Municipal Money Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio

BlackRock Pennsylvania Municipal Money Market Portfolio

BlackRock Virginia Municipal Money Market Portfolio

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2	ANNUAL REPORT	MARCH 31, 2009

A Letter to Shareholders

The past 12 months have been a period investors would like to forget, but instead will vividly remember, as the global financial crisis erupted into the worst recession in decades. Daily headlines recounted the downfalls of storied financial firms, volatile swings in the world’s financial markets and monumental government actions, including the recent passage of the nearly $800 billion American Recovery and Reinvestment Act of 2009.

The economic data generally deteriorated throughout the reporting period. US gross domestic product (“GDP”) contracted at an annual rate of 6.3% in the fourth quarter of 2008, and economic activity appears on pace to be negative in the first quarter of 2009 as well. The Federal Reserve Board (the “Fed”) took forceful action to revive the global economy and ailing financial system. In addition to slashing the federal funds target rate from 3.0% to a record low range of 0% to 0.25%, the central bank provided enormous cash infusions and radically expanded its balance sheet through a range of lending and acquisition programs.

Against this backdrop, US equities contended with high levels of volatility and posted steep losses, notwithstanding a powerful rally in the final month of the reporting period. International markets also experienced sharp downturns, with some regions declining as much or more than the United States. Risk aversion remained the dominant theme in fixed income markets, as investors sought out the haven of Treasury issues at the expense of virtually all other asset classes. High yield issues, in particular, faced unprecedented challenges and posted severe underperformance; that said, the sector pared its losses in the first quarter of 2009, as both liquidity and investor sentiment toward lower-quality debt improved. At the same time, the start of the new year brought somewhat of a return to normalcy for the tax-exempt market, which registered one of its worst years on record in 2008.

In all, investors continued to gravitate toward relative safety, as evidenced in the six- and 12-month returns of the major benchmark indexes:

Total Returns as of March 31, 2009	6-month	12-month
US equities (S&P 500 Index)	(30.54)%	(38.09)%
Small cap US equities (Russell 2000 Index)	(37.17)	(37.50)
International equities (MSCI Europe, Australasia, Far East Index)	(31.11)	(46.50)
US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	11.88	10.46
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	4.70	3.13
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	5.00	2.27
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	(12.65)	(18.56)

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. We thank you for entrusting BlackRock with your investments and look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

Seeking additional investment insights?

Visit BlackRock’s award-winning Shareholder® magazine, now available exclusively online at www.blackrock.com/shareholdermagazine. In this issue:

•	Discover why portfolio diversification still matters — even as nearly every financial asset class lost value over the past year.

•	Learn how adding commodities to a more traditional mix of assets can help you to balance risks and access new potential rewards.

•	Assuage your fears about higher taxes and discover how municipal bonds may offer some relief.

•	Find out if there’s still value to be found in dividend-paying stocks.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Portfolio Information as of March 31, 2009

Money Market Portfolio

Portfolio Composition	Percent of Net Assets
Commercial Paper	40%
Certificates of Deposit	25
U.S. Government Sponsored Agency Obligations	17
Corporate Notes	8
U.S. Treasury Obligations	7
Master Notes	2
Municipal Bonds	1
Repurchase Agreements	1
Liabilities in Excess of Other Assets	(1)

Total	100%

Seven-Day Yields (Annualized)
Institutional	0.47%
Service	0.17
Hilliard Lyons	0.13
Investor A	0.05
Investor B	0.00
Investor C	0.00

U.S. Treasury Money Market Portfolio

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	67%
Repurchase Agreements	36
Liabilities in Excess of Other Assets	(3)

Total	100%

Seven-Day Yields (Annualized)
Institutional	0.00%
Service	0.00
Investor A	0.00

Municipal Money Market Portfolio

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	79%
Municipal Put Bonds	2
Municipal Bonds	19

Total	100%

Seven-Day Yields (Annualized)
Institutional	0.46%
Service	0.15
Hilliard Lyons	0.38
Investor A	0.13

New Jersey Municipal Money Market Portfolio

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	75%
Municipal Bonds	25

Total	100%

Seven-Day Yields (Annualized)
Institutional	0.51%
Service	0.20
Investor A	0.22

4	ANNUAL REPORT	MARCH 31, 2009

Portfolio Information (concluded) as of March 31, 2009

North Carolina Municipal Money Market Portfolio

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	75%
Municipal Bonds	11
Commercial Paper	4
Municipal Put Bonds	5
Other Assets in Excess of Liabilities	5

Total	100%

Seven-Day Yields (Annualized)
Institutional	0.22%
Service	0.00
Investor A	0.00

Ohio Municipal Money Market Portfolio

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	73%
Municipal Bonds	23
Commercial Paper	5
Liabilities in Excess of Other Assets	(1)

Total	100%

Seven-Day Yields (Annualized)
Institutional	0.69%
Service	0.39
Investor A	0.40

Pennsylvania Municipal Money Market Portfolio

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	88%
Municipal Put Bonds	5
Municipal Bonds	3
Other Assets in Excess of Liabilities	4

Total	100%

Seven-Day Yields (Annualized)
Institutional	0.35%
Service	0.04
Investor A	0.10

Virginia Municipal Money Market Portfolio

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	96%
Municipal Bonds	4

Total	100%

Seven-Day Yields (Annualized)
Institutional	0.19%
Service	0.00

ANNUAL REPORT	MARCH 31, 2009	5

Disclosure of Expenses

Shareholders of each Portfolio may incur the following charges: (a) expenses related to transactions, including sales charges and redemption fees; and (b) operating expenses, including advisory fees, service and distribution fees including 12b-1 fees, and other Portfolio expenses. The expense examples below (which are based on a hypothetical investment of $1,000 invested on October 1, 2008 and held through March 31, 2009) are intended to assist shareholders both in calculating expenses based on an investment in each Portfolio and in comparing these expenses with similar costs of investing in other mutual funds.

The tables below provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the headings entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratios and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in each Portfolio and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical tables are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Money Market Portfolio

	Actual			Hypothetical[2]
	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During the Period[1]	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During the Period[1]
Institutional	$1,000.00	$1,009.00	$2.30	$1,000.00	$1,022.68	$2.32
Service	$1,000.00	$1,007.50	$3.75	$1,000.00	$1,021.21	$3.79
Hilliard Lyons	$1,000.00	$1,007.50	$3.75	$1,000.00	$1,021.21	$3.79
Investor A	$1,000.00	$1,007.10	$4.15	$1,000.00	$1,020.81	$4.19
Investor B	$1,000.00	$1,004.40	$6.85	$1,000.00	$1,018.08	$6.92
Investor C	$1,000.00	$1,004.50	$6.75	$1,000.00	$1,018.18	$6.82

1	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.46% for Institutional, 0.75% for Service, 0.75% for Hilliard Lyons, 0.83% for Investor A, 1.37% for Investor B and 1.35% for Investor C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

U.S. Treasury Money Market Portfolio

	Actual			Hypothetical[2]
	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During the Period[1]	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During the Period[1]
Institutional	$1,000.00	$1,000.70	$2.09	$1,000.00	$1,022.88	$2.12
Service	$1,000.00	$1,000.40	$2.39	$1,000.00	$1,022.58	$2.42
Investor A	$1,000.00	$1,000.40	$2.39	$1,000.00	$1,022.58	$2.42

1	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.42% for Institutional, 0.48% for Service and 0.48% for Investor A), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

Municipal Money Market Portfolio

	Actual			Hypothetical[2]
	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During the Period[1]	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During the Period[1]
Institutional	$1,000.00	$1,005.00	$2.35	$1,000.00	$1,022.63	$2.37
Service	$1,000.00	$1,003.50	$3.85	$1,000.00	$1,021.11	$3.89
Hilliard Lyons	$1,000.00	$1,004.80	$2.55	$1,000.00	$1,022.43	$2.57
Investor A	$1,000.00	$1,003.50	$3.85	$1,000.00	$1,021.11	$3.89

1	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.47% for Institutional, 0.77% for Service, 0.51% for Hilliard Lyons and 0.77% for Investor A), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

6	ANNUAL REPORT	MARCH 31, 2009

Disclosure of Expenses (concluded)

New Jersey Municipal Money Market Portfolio

	Actual			Hypothetical[2]
	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During the Period[1]	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During the Period[1]
Institutional	$1,000.00	$1,005.90	$2.15	$1,000.00	$1,022.83	$2.17
Service	$1,000.00	$1,004.40	$3.65	$1,000.00	$1,021.31	$3.69
Investor A	$1,000.00	$1,004.50	$3.45	$1,000.00	$1,021.52	$3.48

1	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.43% for Institutional, 0.73% for Service and 0.69% for Investor A), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

North Carolina Municipal Money Market Portfolio

	Actual			Hypothetical[2]
	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During the Period[1]	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During the Period[1]
Institutional	$1,000.00	$1,005.20	$1.70	$1,000.00	$1,023.28	$1.72
Service	$1,000.00	$1,003.70	$3.15	$1,000.00	$1,021.82	$3.18
Investor A	$1,000.00	$1,003.20	$3.65	$1,000.00	$1,021.31	$3.69

1	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.34% for Institutional, 0.63% for Service and 0.73% for Investor A), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

Ohio Municipal Money Market Portfolio

	Actual			Hypothetical[2]
	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During the Period[1]	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During the Period[1]
Institutional	$1,000.00	$1,007.20	$2.10	$1,000.00	$1,022.88	$2.12
Service	$1,000.00	$1,005.70	$3.55	$1,000.00	$1,021.42	$3.58
Investor A	$1,000.00	$1,005.80	$3.50	$1,000.00	$1,021.47	$3.53

1	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.42% for Institutional, 0.71% for Service and 0.70% for Investor A), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

Pennsylvania Municipal Money Market Portfolio

	Actual			Hypothetical[2]
	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During the Period[1]	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During the Period[1]
Institutional	$1,000.00	$1,004.80	$2.30	$1,000.00	$1,022.68	$2.32
Service	$1,000.00	$1,003.30	$3.70	$1,000.00	$1,021.26	$3.74
Investor A	$1,000.00	$1,003.50	$3.55	$1,000.00	$1,021.42	$3.58

1	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.46% for Institutional, 0.74% for Service and 0.71% for Investor A), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

Virginia Municipal Money Market Portfolio

	Actual			Hypothetical[2]
	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During the Period[1]	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During the Period[1]
Institutional	$1,000.00	$1,004.20	$1.75	$1,000.00	$1,023.23	$1.77
Service	$1,000.00	$1,003.10	$2.65	$1,000.00	$1,022.32	$2.68

1	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.35% for Institutional and 0.53% for Service), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

ANNUAL REPORT	MARCH 31, 2009	7

Schedule of Investments March 31, 2009	Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit
Domestic — 2.7%
Bank of America, N.A.,
2.45%, 5/19/09	$5,000	$5,000,000
Chase Bank USA, N.A.,
0.52%, 7/15/09	12,000	12,000,000
State Street Bank & Trust Co.,
0.94%, 5/12/09	10,000	10,000,000
1.05%, 6/15/09	10,000	10,000,000
U.S. Bank N.A.,
0.50%, 4/23/09	12,000	12,000,000

Yankee — 22.7%(a)
Banco Bilbao Vizcaya Argentaria S.A., New York,
2.71%, 4/14/09	12,000	12,000,043
0.81%, 4/29/09	10,000	10,000,077
2.77%, 5/12/09	7,000	7,000,079
0.97%, 7/01/09	19,100	19,100,482
1.16%, 8/03/09	22,000	22,000,753
Banco Santander, New York,
2.78%, 5/12/09	5,000	5,000,000
Barclays Bank Plc, New York,
0.95%, 4/14/09	12,000	12,000,000
0.93%, 4/23/09	11,500	11,500,000
BNP Paribas, New York,
0.63%, 4/17/09	15,000	15,000,000
1.02%, 5/26/09	12,000	12,000,000
0.87%, 6/02/09	9,000	8,999,998
2.29%, 6/08/09	16,350	16,350,000
0.87%, 6/12/09	10,000	10,000,000
1.17%, 7/08/09	12,000	12,000,000
DnB NOR Bank ASA, New York,
0.84%, 6/08/09	15,000	15,000,000
0.87%, 6/09/09	15,000	15,000,000
Lloyds TSB Bank Plc, New York,
1.48%, 7/13/09	15,000	15,005,539
Mizuho Corporate Bank, New York,
0.50%, 4/17/09	14,000	14,000,000
Rabobank Nederland N.V., New York,
0.75%, 6/09/09	15,000	15,000,000
0.85%, 8/03/09	15,000	15,000,000
Royal Bank of Scotland Plc, New York,
1.32%, 6/30/09	13,550	13,550,000
San Paolo IMI SpA, New York,
2.85%, 5/12/09	14,000	14,000,000
0.90%, 5/13/09	15,000	15,000,000
Societe Generale, New York,
0.95%, 5/14/09	16,020	16,020,000
1.00%, 6/11/09	10,000	10,000,000
1.05%, 7/13/09	15,000	15,000,000
0.82%, 7/14/09	10,000	10,000,000
Svenska Handelsbanken AB, New York,
0.79%, 5/04/09	13,000	13,000,000
0.92%, 5/26/09	15,000	15,000,000
1.00%, 6/11/09	10,500	10,500,000
Toronto Dominion Bank, New York,
2.50%, 6/09/09	6,150	6,150,000
2.42%, 6/11/09	10,050	10,050,000

Total Certificates of Deposit — 25.4%		459,226,971

Commercial Paper(b)
Apreco LLC,
0.90%, 4/24/09	7,500	7,495,688
Atlantis One Funding Corp.,
0.75%, 6/11/09	15,000	14,977,812
0.65%, 6/25/09	12,500	12,480,816
Bank of Nova Scotia (Scotiabank),
0.58%, 6/25/09	8,000	7,989,139
Barton Capital Corp.,
0.40%, 4/13/09	15,000	14,998,000
0.52%, 4/22/09	15,000	14,995,450
CAFCO LLC,
0.80%, 4/23/09	500	499,756
0.78%, 4/24/09	14,000	13,993,023
Cancara Asset Securitisation LLC,
0.60%, 4/08/09	12,300	12,298,565
Chariot Funding LLC,
0.50%, 6/22/09	19,000	18,978,361
Charta LLC,
0.70%, 4/01/09	10,000	10,000,000
0.78%, 4/24/09	15,000	14,992,525
0.92%, 6/22/09	10,000	9,979,044
CIESCO LLC,
0.67%, 4/01/09	9,000	9,000,000
0.78%, 4/22/09	12,000	11,994,540
0.98%, 5/14/09	15,000	14,982,442
Clipper Receivables Co. LLC,
1.10%, 4/01/09	12,000	12,000,000

Portfolios Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, we have abbreviated certain descriptions according to the list on the right.	AMT	Alternative Minimum Tax (subject to)	PCRB	Pollution Control Revenue Bonds
	BAN	Bond Anticipation Notes	PUTTERS	Putable Tax-Exempt Receipts
	COP	Certificates of Participation	RAN	Revenue Anticipation Notes
	FSA	Financial Security Assurance	RB	Revenue Bonds
	GO	General Obligation Bonds	ROC	Reset Option Certificates
	HFA	Housing Finance Agency	SBPA	Stand-by Bond Purchase Agreement
	IDA	Industrial Development Authority	SPEARS	Short Puttable Exempt Adjustable Receipts
	IDRB	Industrial Development Revenue Bonds	TAN	Tax Anticipation Notes
	ISD	Independent School District	TECP	Tax-Exempt Commercial Paper
	LOC	Letter of Credit	TRAN	Tax Revenue Anticipation Notes
	MB	Municipal Bonds	VRDN	Variable Rate Demand Notes
	MERLOTS	Municipal Exempt Receipts-Liquidity Optional Tender Series

8	ANNUAL REPORT	MARCH 31, 2009

Schedule of Investments (continued)	Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Paper
CRC Funding LLC,
0.90%, 5/15/09	$25,000	$24,972,500
Danske Corp. - GTD,
0.82%, 4/14/09	11,000	10,996,743
0.70%, 4/15/09	10,000	9,997,278
1.05%, 6/15/09	10,000	9,978,125
DnB NOR Bank ASA,
1.00%, 5/22/09	15,500	15,478,042
Enterprise Funding LLC,
0.59%, 4/07/09	18,009	18,007,229
0.70%, 5/12/09	15,500	15,487,643
Erasmus Capital Corp.,
0.82%, 4/16/09	19,342	19,335,391
0.75%, 5/12/09	11,500	11,490,177
0.70%, 5/21/09	13,000	12,987,361
Fairway Finance Co. LLC,
0.50%, 4/13/09	2,600	2,599,567
0.45%, 4/20/09	8,345	8,343,018
Gemini Securitization Corp. LLC,
0.55%, 4/23/09	15,000	14,994,958
ING (US) Funding LLC,
1.30%, 4/07/09	5,000	4,998,917
0.92%, 5/18/09	12,000	11,985,587
ING America Insurance Holdings, Inc.,
0.85%, 4/16/09	24,000	23,991,500
1.15%, 4/27/09	10,000	9,991,694
Jupiter Securitization Co. LLC,
0.50%, 5/04/09	11,000	10,994,958
Kitty Hawk Funding Corp.,
0.65%, 4/27/09	11,000	10,994,836
0.55%, 5/11/09	10,230	10,223,748
Lloyds TSB Bank Plc,
1.00%, 4/14/09	10,000	9,996,389
Manhattan Asset Funding Co. LLC,
1.40%, 4/02/09	10,000	9,999,611
Nieuw Amsterdam Receivables Corp.,
0.80%, 4/06/09	10,000	9,998,889
1.10%, 6/04/09	7,500	7,485,333
Rabobank USA Financial Corp.,
0.73%, 6/15/09	12,000	11,981,750
Ranger Funding Co. LLC,
0.70%, 5/08/09	5,000	4,996,403
Santander Central Hispano Finance,
1.65%, 8/03/09	12,500	12,428,958
Societe Generale N.A., Inc.,
1.02%, 5/12/09	9,500	9,488,964
Solitaire Funding LLC,
0.60%, 4/15/09	15,000	14,996,500
0.60%, 4/20/09	14,000	13,995,567
0.55%, 4/27/09	15,000	14,994,042
Surrey Funding Corp.,
0.57%, 4/20/09	12,000	11,996,390
Tempo Finance Corp.,
0.70%, 5/22/09	12,900	12,887,208
UBS Finance Delaware LLC,
1.20%, 4/15/09	10,000	9,995,333
1.30%, 4/30/09	20,000	19,979,056
1.06%, 5/18/09	12,000	11,983,393
1.11%, 5/22/09	10,000	9,984,275
Victory Receivables Corp.,
0.68%, 4/09/09	12,000	11,998,187
0.45%, 4/13/09	3,000	2,999,550
0.60%, 4/17/09	7,000	6,998,133
0.50%, 4/27/09	12,655	12,650,430
0.75%, 5/05/09	14,500	14,489,729
0.75%, 6/16/09	10,000	9,984,167

Total Commercial Paper — 39.6%		715,812,690

Corporate Notes(c)
Bank of Montreal, Chicago,
1.01%, 10/05/09(d)	14,550	14,550,000
HSBC (USA), Inc.,
1.56%, 10/15/09	2,580	2,580,000
ING Bank N.V.,
1.57%, 8/24/09(d)	7,700	7,700,000
ING USA Global Funding Trust IV,
1.75%, 9/18/09	4,070	4,070,000
Lloyds TSB Group Plc,
1.54%, 8/07/09(d)	10,850	10,850,000
Nordea Bank AB,
1.51%, 10/23/09(d)	10,250	10,250,000
Park Village Assisted Living LLC (Bank One N.A. LOC),
2.52%, 4/07/09	6,495	6,495,000
Rabobank Nederland N.V.,
0.56%, 7/07/09(d)	18,700	18,700,000
Transamerica Life Insurance Co.,
1.65%, 10/02/09(e)	60,000	60,000,000
U.S. Bank N.A.,
1.35%, 8/24/09	2,950	2,933,959
Wachovia Bank, N.A.,
1.83%, 8/04/09	9,300	9,300,000
Wells Fargo & Co.,
1.40%, 9/23/09	3,050	3,033,075

Total Corporate Notes — 8.3%		150,462,034

Master Notes(c) — 1.7%
Banc of America Securities LLC,
0.61%, 4/01/09	30,250	30,250,000

Municipal Bonds
Savannah College Georgia RB (Art & Design Project) Series 2004 VRDN (Bank of America N.A. LOC),
0.85%, 4/07/09	6,200	6,200,000
South Central Texas IDRB (Rohr Industries Project) Series 1990 VRDN (Bank One N.A. LOC),
1.00%, 4/07/09	14,800	14,800,000

Total Municipal Bonds — 1.1%		21,000,000

ANNUAL REPORT	MARCH 31, 2009	9

Schedule of Investments (concluded)	Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes(b)
2.00%, 5/14/09	$6,850	$6,833,636
1.30%, 6/22/09	9,000	8,973,350
0.58%, 8/19/09	25,000	24,943,611
0.62%, 9/25/09	15,000	14,954,275
Federal Home Loan Bank Discount Notes(b)
0.56%, 8/05/09	14,500	14,471,580
0.59%, 8/12/09	8,000	7,982,562
0.58%, 8/17/09	20,500	20,454,422
0.60%, 9/09/09	20,000	19,946,781
0.60%, 9/11/09	8,000	7,978,267
Federal Home Loan Bank Variable Rate Notes(c)
0.48%, 8/13/09	9,050	9,050,000
0.46%, 8/14/09	13,255	13,254,509
0.72%, 2/05/10	10,610	10,610,000
0.81%, 2/26/10	11,130	11,130,000
1.25%, 7/09/10	18,290	18,285,333
Federal Home Loan Mortgage Corp. Variable Rate Notes(c)
1.09%, 9/25/09	15,335	15,332,813
0.45%, 9/28/09	14,820	14,818,189
1.06%, 7/14/10	11,000	10,995,065
1.23%, 8/24/10	8,680	8,680,522
Federal National Mortgage Assoc. Variable Rate Notes(c)
1.18%, 8/05/10	10,075	10,070,062
Freddie Mac Discount Notes(b)
0.58%, 8/24/09	15,000	14,964,958
0.59%, 8/24/09	15,000	14,964,354
0.57%, 9/01/09	15,000	14,963,663
0.62%, 9/14/09	10,026	9,997,337

Total U.S. Government Sponsored Agency Obligations — 16.8%		303,655,289

U.S. Treasury Obligations(b)
U.S. Treasury Bills
0.30%, 5/15/09	14,500	14,494,692
0.33%, 5/21/09	10,900	10,895,080
0.30%, 5/28/09	10,800	10,794,870
0.40%, 7/02/09	19,000	18,980,821
0.39%, 8/06/09	11,000	10,984,866
0.45%, 8/13/09	21,500	21,464,387
0.49%, 8/20/09	15,000	14,971,213
0.49%, 8/27/09	8,000	7,983,868
0.63%, 11/19/09	10,000	9,959,561

Total U.S. Treasury Obligations — 6.7%		120,529,358

Repurchase Agreements — 1.0%
Deutsche Bank Securities Inc.,
0.19%, 4/01/09	18,061	18,061,000
(Purchased on 3/31/09 to be repurchased at $18,061,095, collateralized by Freddie Mac Notes 4.00% due 10/14/11)

Total Investments (Cost — $1,818,997,342*) — 100.6%		1,818,997,342
Liabilities in Excess of Other Assets — (0.6)%		(10,508,324)

Net Assets — 100.0%		$1,808,489,018

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Rate shown reflects the discount rate at the time of purchase.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Restricted security as to resale. As of report date, the Portfolio held 3.3% of its net assets, with a current market value of $60,000,000 and an original cost of $60,000,000 in these securities.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Investments in Securities
Valuation Inputs	Assets
Level 1	—
Level 2	$1,818,997,342
Level 3	—

Total	$1,818,997,342

See Notes to Financial Statements.

10	ANNUAL REPORT	MARCH 31, 2009

Schedule of Investments March 31, 2009	U.S. Treasury Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Bills(a)
0.05%, 4/02/09	$20,000	$19,999,972
1.03%, 4/09/09	33,000	32,992,447
1.05%, 4/09/09	35,000	34,991,858
0.15%, 4/30/09	30,000	29,996,375
0.34%, 5/14/09	25,000	24,989,847
0.21%, 5/21/09	50,000	49,985,417
0.22%, 6/11/09	75,000	74,967,458
0.30%, 6/11/09	1,850	1,848,905
0.32%, 7/23/09	35,000	34,964,845
0.35%, 7/30/09	15,000	14,982,750
0.44%, 9/03/09	6,000	5,988,633
0.42%, 10/01/09	20,000	19,957,533
0.63%, 11/19/09	6,250	6,224,625
0.70%, 12/17/09	6,000	5,969,450

U.S. Treasury Notes
4.88%, 5/15/09	8,350	8,397,325

Total U.S. Treasury Obligations — 67.1%		366,257,440

Repurchase Agreements
Credit Suisse Securities (USA) LLC,
0.13%, 4/02/09	25,000	25,000,000
(Purchased on 3/26/09 to be repurchased at $25,000,632, collateralized by U.S. Treasury Bond 7.50% due 11/15/16)
Deutsche Bank Securities Inc.,
0.14%, 4/01/09	38,582	38,582,000
(Purchased on dated 3/31/09 to be repurchased at $38,582,150, collateralized by U.S. Treasury Strip Principals, U.S. Treasury Strips 0.00% to 6.13% due from 02/15/24 to 08/15/29)
Deutsche Bank Securities Inc.,
0.26%, 4/02/09	30,000	30,000,000
(Purchased on 3/13/09 to be repurchased at $30,004,333, collateralized by U.S. Treasury Strips 0.00% due 05/15/25)
Greenwich Capital Markets, Inc.,
0.18%, 4/01/09	15,000	15,000,000
(Purchased on 3/31/09 to be repurchased at $15,000,075, collateralized by U.S. Treasury Notes 4.00% due 11/15/12)
Greenwich Capital Markets, Inc.,
0.31%, 4/13/09	50,000	50,000,000
(Purchased on 3/12/09 to be repurchased at $50,013,778, collateralized by U.S. Treasury Notes 4.88% due 04/30/11)
HSBC Securities (USA) Inc.,
0.13%, 4/01/09	25,000	25,000,000
(Purchased on 3/31/09 to be repurchased at $25,000,090, collateralized by U.S. Treasury Notes 3.88% due from 05/15/10 to 02/15/13)
JPMorgan Securities Inc.,
0.13%, 4/01/09	15,000	15,000,000
(Purchased on 3/31/09 to be repurchased at $15,000,054, collateralized by U.S. Treasury Notes 4.00% due 09/30/09)

Total Repurchase Agreements — 36.4%		198,582,000

Total Investments (Cost — $564,839,440*) — 103.5%		$564,839,440
Liabilities in Excess of Other Assets — (3.5)%		(19,218,600)

Net Assets — 100.0%		$545,620,840

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”. FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2	$564,839,440
Level 3	—

Total	$564,839,440

See Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2009	11

Schedule of Investments March 31, 2009	Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Arizona — 0.4%
Ak-Chin Indian Community RB Series 2008 VRDN (Bank of America N.A. LOC),
0.55%, 4/07/09(a)	$1,100	$1,100,000

Arkansas — 0.7%
Little Rock Residential Housing & Public Facilities Board Capital Improvement RB (Park Systems Project) Series 2001 VRDN (Bank of America N.A. LOC),
0.64%, 4/07/09(a)	1,840	1,840,000

California — 3.5%
California Infrastructure & Economic Development Bank RB (Rand Corp. Project) Series 2008B VRDN (Bank of America N.A. LOC),
0.30%, 4/01/09(a)	6,500	6,500,000
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),
0.69%, 4/07/09(a)(b)	3,000	3,000,000

		9,500,000

Colorado — 10.1%
Colorado Educational & Cultural Facilities Authority RB (Parker & Denver High Schools Project) Series 2006 VRDN (Bank of America N.A. LOC),
0.45%, 4/01/09(a)	12,450	12,450,000
Colorado HFA RB Series 2003B-3 AMT VRDN (Federal Home Loan Bank SBPA),
0.60%, 4/07/09(a)	5,000	5,000,000
Colorado HFA Single Family Mortgage RB Series 2008A-3 AMT VRDN (Dexia Credit Local SBPA),
2.00%, 4/07/09(a)	8,500	8,500,000
Southglenn Metropolitan District RB Series 2007 VRDN (BNP Paribas LOC),
0.54%, 4/07/09(a)	1,500	1,500,000

		27,450,000

Connecticut — 0.7%
Connecticut Health & Educational Facility Authority RB (Greenwich Hospital Project) Series 2008C VRDN (Bank of America N.A. LOC),
0.28%, 4/07/09(a)	2,000	2,000,000

District of Columbia — 4.2%
District of Columbia GO Series 2002D VRDN (Dexia Credit Local LOC),
1.10%, 4/07/09(a)	11,500	11,500,000

Florida — 7.7%
Escambia County Solid Waste Disposal RB (Gulf Power Co. Project) Series 2009 MB,
1.75%, 4/21/10(a)	1,500	1,500,000
Florida Housing Finance Corp. RB (Boynton Bay Apartments Project) Series 2007 AMT VRDN (Citibank N.A. LOC),
0.67%, 4/07/09(a)	4,390	4,390,000
Florida Housing Finance Corp. RB (Wexford Apartments Project) Series 2003P AMT VRDN (Citibank N.A. LOC),
0.63%, 4/07/09(a)	3,000	3,000,000
Florida Hurricane Catastrophe Fund RB Series 2008 ROC-RR-II-R-11549 VRDN (Citibank N.A. Liquidity Facility),
0.60%, 4/07/09(a)(b)	2,400	2,400,000
Gainesville Utilities System RB Series 2008B VRDN (Bank of New York SBPA),
0.40%, 4/07/09(a)	2,300	2,300,000
Highlands County Health Facilities Authority RB (Adventist Health Systems Project) Series 2007A-2 VRDN (Adventist Health Guaranty),
0.55%, 4/07/09(a)	1,300	1,300,000
Palm Beach County RB (Morse Obligation Group Project) Series 2003 VRDN (TD Bank N.A. LOC),
0.48%, 4/07/09(a)	1,500	1,500,000
Pasco County School Board COP Series 2008C VRDN (Bank of America N.A. LOC),
0.55%, 4/07/09(a)	2,200	2,200,000
Wauchula IDRB (Hardee County Center Project) Series 1993 VRDN (JPMorgan Chase Bank LOC),
0.47%, 4/07/09(a)	2,275	2,275,000

		20,865,000

Georgia — 2.0%
Burke County Development Authority PCRB (Georgia Power Co. Plant Vogtle Project) Series 1992-1ST VRDN,
0.25%, 4/01/09(a)	3,855	3,855,000
Monroe County Development Authority RB (Georgia Power Co. Plant Scherer Project) Series 2008 MB,
1.95%, 12/10/09	1,500	1,500,000

		5,355,000

Illinois — 2.0%
Illinois Finance Authority RB (Evanston Northwestern Project) Series 2009C VRDN (JPMorgan Chase Bank SBPA),
0.40%, 4/01/09(a)	4,100	4,100,000
Quad Cities Regional Economic Development Authority RB (Whitey’s Ice Cream Manufacturing Project) Series 1995 AMT VRDN (Bank One N.A. LOC),
3.15%, 4/07/09(a)	240	240,000
Rockford County RB (Fairhaven Christian Center Project) Series 2000 VRDN (JPMorgan Chase Bank LOC),
1.00%, 4/07/09(a)	880	880,000
Roselle Village IDRB (Abrasive-Form, Inc. Project) Series 1995 AMT VRDN (LaSalle Bank N.A. LOC),
0.90%, 4/07/09(a)(c)	200	200,000

		5,420,000

Indiana — 1.1%
Indiana Bond Bank RB (Mid-Year Funding Program Notes Project) Series 2008A RAN (Bank of New York LOC),
3.00%, 5/28/09	3,000	3,005,398

Iowa — 0.4%
Urbandale IDRB (Meredith Drive Assoc. Project) Series 1985 VRDN (Wells Fargo Bank N.A. LOC),
0.59%, 4/07/09(a)	1,000	1,000,000

12	ANNUAL REPORT	MARCH 31, 2009

Schedule of Investments (continued)	Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Maryland — 2.5%
Baltimore County RB (Odyssey School Facility Project) Series 2001 VRDN (M&T Bank Corp. LOC),
0.54%, 4/07/09(a)	$95	$95,000
Baltimore County RB (St. Paul’s School for Girls Facility Project) Series 2000 VRDN (M&T Bank Corp. LOC),
0.54%, 4/07/09(a)	1,410	1,410,000
Maryland Community Development Administration Department of Housing & Community Development RB (Residential Project) Series 2003C AMT VRDN (State Street Bank & Trust Co. SBPA),
0.65%, 4/07/09(a)	4,200	4,200,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999B VRDN (M&T Bank Corp. LOC),
0.54%, 4/07/09(a)	1,200	1,200,000

		6,905,000

Massachusetts — 0.7%
Massachusetts GO Series 2008B RAN,
4.00%, 4/30/09	1,000	1,001,412
Massachusetts GO Series 2008C RAN,
4.00%, 5/29/09	1,000	1,002,821

		2,004,233

Michigan — 5.1%
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2008B-1 VRDN,
0.31%, 4/07/09(a)	900	900,000
Michigan Housing Development Authority Multi-Family Housing RB (Berrien Woods III Project) Series 2000A AMT VRDN (Citibank N.A. LOC),
0.63%, 4/07/09(a)	300	300,000
Michigan Municipal Bond Authority GO Series 2008A-1 RAN,
3.00%, 8/20/09	2,500	2,513,018
Michigan Strategic Fund Ltd. Obligation RB (Continental Carbonic Products, Inc. Project) Series 2007 AMT VRDN (JPMorgan Chase Bank LOC),
0.50%, 4/02/09(a)	1,000	1,000,000
University of Michigan RB (Hospital Project) Series 1992A VRDN,
0.25%, 4/01/09(a)	8,000	8,000,000
University of Michigan RB Series 2005B VRDN,
0.20%, 4/07/09(a)	1,100	1,100,000

		13,813,018

Missouri — 0.6%
Taney County IDRB (Keeter Heights Project) Series 2006 AMT VRDN (U.S. Bank N.A. LOC),
0.69%, 4/07/09(a)	1,745	1,745,000

Nevada — 1.1%
Clark County Airport System Junior Subordinate Lien GO Series 2008 AMT RAN,
3.00%, 7/01/09	3,000	3,007,733

New Hampshire — 3.7%
New Hampshire Business Finance Authority RB (Littleton Regional Hospital Project) Series 2007 VRDN (TD Banknorth N.A. LOC),
0.62%, 4/01/09(a)	10,000	10,000,000

New Jersey — 2.2%
Livingston Township GO Series 2008 BAN,
2.50%, 5/21/09	5,000	5,005,812
Readington Township GO Series 2009 BAN,
1.50%, 2/04/10	1,000	1,006,383

		6,012,195

New Mexico — 1.1%
New Mexico Mortgage Finance Authority Single Family Mortgage RB Series 2009 AMT DN (Federal Home Loan Bank Insurance),
1.03%, 1/12/10(a)	3,000	3,000,000

New York — 6.8%
Ardsley Union Free School District GO Series 2008 TAN,
2.75%, 6/26/09	305	305,530
Beacon School District GO Series 2008 BAN,
2.50%, 6/30/09	1,800	1,803,104
Carmel Central School District GO Series 2008 RAN,
3.00%, 6/30/09	365	366,069
Clarence Central School District GO Series 2008A BAN (State Aid Withholding Insurance),
2.50%, 7/23/09	1,000	1,001,698
Livonia Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.50%, 6/25/09	215	215,152
Middletown GO Series 2008 BAN,
2.75%, 4/13/09	425	425,105
Monticello Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.50%, 7/24/09	525	525,980
New York City GO Series 2005E-3 VRDN (Bank of America N.A. LOC),
0.42%, 4/07/09(a)	1,400	1,400,000
New York City IDA Civic Facilities RB (Touro College Project) Series 2007 VRDN (JPMorgan Chase Bank LOC),
0.40%, 4/07/09(a)	2,800	2,800,000
New York City Trust For Cultural Resources RB (The Museum of Modern Art Project) Series 2008-1A MB,
4.00%, 8/01/09(a)	445	448,294
New York Housing Finance Agency RB (Worth Street Housing Project) Series 2002 AMT VRDN (Federal National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Liquidity Facility),
0.45%, 4/07/09(a)	1,100	1,100,000
Northeastern Clinton Central School District GO Series 2008 BAN,
2.50%, 6/30/09	375	375,280
Plainview Old Bethpage Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.75%, 7/30/09	650	651,786
Port Authority of New York & New Jersey Special Obligation RB (Versatile Structure Obligation Project) Series 1994-2 VRDN (JPMorgan Chase & Co. SBPA),
0.28%, 4/01/09(a)	2,300	2,300,000
Rockland County IDRB (Northern River Assisted Living Project) Series 1999 VRDN (M&T Bank Corp. LOC),
0.64%, 4/07/09(a)	1,065	1,065,000

ANNUAL REPORT	MARCH 31, 2009	13

Schedule of Investments (continued)	Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (concluded)
Rocky Point Union Free School District GO Series 2008 BAN,
2.75%, 6/30/09	$465	$466,194
Rocky Point Union Free School District GO Series 2008 TAN,
2.75%, 6/25/09	230	230,558
Schenectady School District GO Series 2008 BAN,
2.75%, 7/10/09	480	481,110
South Colonie Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.75%, 6/19/09	520	521,016
South Glens Falls Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.75%, 6/19/09	315	315,595
South Glens Falls Central School District GO Series 2008 RAN (State Aid Withholding Insurance),
2.75%, 6/19/09	350	350,646
Thousand Islands Central School District GO Series 2008 BAN,
3.00%, 6/30/09	640	641,157
West Babylon Union Free School District GO Series 2008 BAN,
2.75%, 7/30/09	465	466,214
Williamsville Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.75%, 6/25/09	275	275,414

		18,530,902

North Carolina — 5.6%
Guilford County Industrial Facilities PCRB (Recreational Facilities-YMCA Project) Series 2002 VRDN (Branch Banking & Trust Co. LOC),
0.55%, 4/07/09(a)	1,475	1,475,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.55%, 4/07/09(a)	3,045	3,045,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1991B VRDN,
0.20%, 4/07/09(a)	3,000	3,000,000
North Carolina Medical Care Commission Health Care Facilities RB Series 2007 ROC-RR-II-R-10313 VRDN (Citigroup Financial Products Liquidity Facility),
0.79%, 4/07/09(a)(b)	4,300	4,300,000
North Carolina Ports Authority RB Series 2008 VRDN (Branch Banking & Trust Co. LOC),
0.55%, 4/07/09(a)	3,500	3,500,000

		15,320,000

Ohio — 7.3%
American Municipal Power, Inc. GO (Bowling Green Project) Series 2008 BAN,
3.00%, 11/24/09	500	501,283
Avon GO (Various Purposes Project) Series 2008 BAN,
2.35%, 5/14/09	100	100,041
Cuyahoga County GO Series 2008 BAN,
2.50%, 12/23/09	3,000	3,031,352
Deerfield GO Series 2008 BAN,
2.15%, 11/17/09	1,300	1,300,000
Dublin School District GO (School Construction Project) Series 2008 BAN,
2.00%, 5/28/09	2,700	2,703,801
Mayfield Heights GO Series 2008 BAN,
2.50%, 8/20/09	2,400	2,406,369
Napoleon GO Series 2008 BAN,
2.55%, 7/22/09	1,800	1,802,974

Ohio Housing Finance Agency Residential Mortgage RB Series 2008 ROC-RR-II-R-11575 VRDN (Government National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Insurance, Federal Home Loan Mortgage Corp. Insurance, Citibank N.A. Liquidity Facility),

0.55%, 4/07/09(a)(b)	3,425	3,425,000
Summit County Civic Facility RB (Akron Area Electric Junction Project) Series 2001 VRDN (KeyBank N.A. LOC),
1.15%, 4/07/09(a)	1,125	1,125,000
Tallmadge GO Series 2008 BAN,
2.50%, 6/04/09	1,300	1,301,095
Vermilion GO Series 2008 BAN,
2.50%, 7/23/09	1,000	1,001,833
Wapakoneta School District GO (School Improvement Project) Series 2008 BAN,
2.50%, 5/27/09	1,200	1,200,866

		19,899,614

Oklahoma — 0.4%
Oklahoma Development Finance Authority GO (ConocoPhillips Co. Project) Series 2003 AMT VRDN,
0.55%, 4/07/09(a)	1,000	1,000,000

Oregon — 1.5%
Clackamas County Hospital Facility Authority RB (Legacy Health System Project) Series 2008A VRDN (U.S. Bank N.A. LOC),
0.41%, 4/07/09(a)	4,000	4,000,000

Pennsylvania — 10.8%
Berks County IDRB (Zenith Properties LP Project) Series 2006 VRDN (Wachovia Bank N.A. LOC),
0.72%, 4/07/09(a)	6,150	6,150,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A VRDN,
1.00%, 4/07/09(a)	2,500	2,500,000
Delaware River Joint Toll Bridge Commission RB Series 2007B-2 VRDN (Dexia Credit Local LOC),
2.00%, 4/07/09(a)	5,000	5,000,000
Lehigh County General Purpose Authority RB (Lehigh Valley Health Network Project) Series 2008C VRDN (Bank of America N.A. LOC),
0.35%, 4/01/09(a)	3,500	3,500,000
Pennsylvania Economic Development Financing Authority RB Series 2008 VRDN (TD Bank N.A. LOC),
0.62%, 4/01/09(a)	6,750	6,750,000
Philadelphia Authority IDRB (Gift of Life Donor Program Project) Series 2003 VRDN (TD Bank N.A. LOC),
0.44%, 4/07/09(a)	955	955,000
Philadelphia GO Series 2008A TRAN,
3.50%, 6/30/09	4,000	4,014,682

14	ANNUAL REPORT	MARCH 31, 2009

Schedule of Investments (continued)	Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania (concluded)
Upper Merion General Authority Lease RB Series 2003 VRDN (TD Bank N.A. LOC),
0.46%, 4/07/09(a)	$440	$440,000

		29,309,682

Rhode Island — 0.7%
Rhode Island & Providence Plantations GO Series 2008 TAN,
3.50%, 6/30/09	2,000	2,006,352

South Carolina — 0.6%
Greenwood County Exempt Facility IDRB (FUJIFILM Photo Project) Series 2004 AMT VRDN (FUJIFILM Corp. Guaranty),
0.70%, 4/07/09(a)	1,500	1,500,000

Tennessee — 4.0%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Project) Series 2001 VRDN,
0.73%, 4/07/09(a)	2,575	2,575,000
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC),
0.55%, 4/07/09(a)	1,300	1,300,000
Municipal Energy Acquisition Corp. of Tennessee Gas RB PUTTERS Series 2006-1578 VRDN (JPMorgan Chase & Co. Liquidity Facility),
0.54%, 4/07/09(a)(b)(d)	5,295	5,295,000
Tennergy Corp. Gas RB BNP Paribas STARS Certificates Trust Series 2006-001 VRDN (BNP Paribas Liquidity Facility),
0.54%, 4/07/09(a)(b)	1,755	1,755,000

		10,925,000

Texas — 6.3%
Houston ISD GO (Schoolhouse Project) Series 2004 MB (PSF-GTD Insurance, Bank of America N.A. SBPA),
1.85%, 6/15/09(a)	3,000	3,000,000
Houston Water & Sewer System RB Municipal Trust Receipts Floaters Series 2007-2043 VRDN (Branch Banking & Trust Co. Liquidity Facility),
0.45%, 4/07/09(a)(b)	1,325	1,325,000
North East ISD GO Series 2000 SG-143 VRDN (PSF-GTD Insurance, Societe Generale Liquidity Facility),
0.54%, 4/07/09(a)(b)	5,000	5,000,000
Red River Education Finance RB (Texas Christian University Project) Series 2000 VRDN,
0.50%, 4/07/09(a)	1,300	1,300,000
Texas GO Series 2008 TRAN,
3.00%, 8/28/09	4,500	4,525,020
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 ROC-RR-II-R-10014 VRDN (Dexia Credit Local Liquidity Facility),
1.08%, 4/07/09(a)(b)	2,100	2,100,000

		17,250,020

Utah — 1.9%
Utah GO Municipal Trust Receipts Floaters Series 2009-2987 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.54%, 4/07/09(a)(b)	5,250	5,250,000

Virginia — 0.7%
Capital Beltway Funding Corp. RB (Senior Lien-I-495 Hot Lanes Project) Series 2008D AMT VRDN (Bank of Nova Scotia LOC),
0.48%, 4/07/09(a)	2,000	2,000,000

Washington — 2.0%
University of Washington RB Municipal Trust Receipts Floaters Series 2009-3005 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.59%, 4/07/09(a)(b)	3,000	3,000,000
Washington Housing Finance Commission Non-Profit RB (Eastside Catholic School Project) Series 2007A VRDN (KeyBank N.A. LOC),
1.04%, 4/07/09(a)	1,000	1,000,000
Washington Housing Finance Commission Non-Profit RB (Eastside Catholic School Project) Series 2007B VRDN (KeyBank N.A. LOC),
1.04%, 4/07/09(a)	1,200	1,200,000
Yakima County Public Corp. RB (Michelsen Packaging Co. Project) Series 2000 AMT VRDN (Bank of America N.A. LOC),
0.85%, 4/07/09(a)	180	180,000

		5,380,000

Wisconsin — 1.4%
Amery IDRB (Plastech Corp. Project) Series 1997 AMT VRDN (U.S. Bank N.A. LOC),
0.90%, 4/07/09(a)	2,000	2,000,000
Sheboygan Falls IDRB (HTT, Inc. Project) Series 2007A AMT VRDN (U.S. Bank N.A. LOC),
0.68%, 4/07/09(a)	1,890	1,890,000

		3,890,000

Total Investments (Cost — $271,784,147*) — 99.8%		271,784,147
Other Assets in Excess of Liabilities — 0.2%		492,331

Net Assets — 100.0%		$272,276,478

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Restricted security as to resale. As of report date, the Portfolio held 0.1% of its net assets, with a current market value of $200,000 and an original cost of $200,000 in these securities.

(d)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

ANNUAL REPORT	MARCH 31, 2009	15

Schedule of Investments (concluded)	Municipal Money Market Portfolio

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”. FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	—
Level 2	$271,784,147
Level 3	—

Total	$271,784,147

See Notes to Financial Statements.

16	ANNUAL REPORT	MARCH 31, 2009

Schedule of Investments March 31, 2009	New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Jersey — 93.8%
Allamuchy Township GO Series 2008 BAN,
2.50%, 7/21/09	$450	$450,683
Bergen County Import Authority GO (Shared Department of Public Works Project) Series 2008 BAN (County Guaranteed Insurance),
2.50%, 4/30/09	500	500,312
Boonton Township GO Series 2009 BAN,
2.00%, 1/22/10	300	300,980
Bridgewater Township GO Series 2008 BAN,
2.50%, 8/20/09	3,000	3,009,796
Bridgewater Township GO Series 2009 BAN,
1.50%, 1/28/10-3/10/10	1,800	1,813,961
Butler GO Series 2008 BAN,
2.50%, 8/28/09	500	501,021
Camden County Improvement Authority RB (Harvest Village Project) Series 1999A VRDN (JPMorgan Chase Bank LOC),
0.23%, 4/01/09(a)	1,500	1,500,000
Cape May County GO Series 2008 BAN,
2.50%, 7/23/09	400	400,802
Carlstadt GO Series 2009 BAN,
1.50%, 1/29/10	900	905,559
Carteret GO Series 2008 BAN,
3.50%, 10/23/09	400	402,190
Cliffside Park GO Series 2009 BAN,
1.50%, 3/26/10	100	100,840
Colts Neck Township GO Series 2008A BAN,
2.50%, 8/19/09	400	400,918
Cranbury Township GO Series 2009 BAN,
2.00%, 1/14/10	300	301,423
Cranford Township GO Series 2009 BAN,
1.50%, 2/04/10	600	604,084
East Hanover Township GO Series 2008 BAN,
2.50%, 8/18/09	100	100,205
Edgewater GO Series 2008 BAN,
2.50%, 8/21/09	1,000	1,003,289
Evesham Township GO Series 2008A BAN,
2.75%, 8/04/09	450	451,208
Florham Park GO Series 2009 BAN,
1.50%, 2/03/10	300	301,782
Glen Rock GO Series 2009 BAN,
1.50%, 1/22/10	500	503,422
Gloucester City GO Series 2008A BAN,
2.25%, 4/28/09	400	400,119
Haddonfield GO Series 2008 BAN,
2.50%, 7/23/09	200	200,401
Harrison Township GO Series 2008 BAN,
2.75%, 5/19/09	1,000	1,000,940
Hazlet Township GO Series 2008 BAN,
2.50%, 7/31/09	400	400,585
Hillsborough Township GO Series 2008 BAN,
2.25%, 12/11/09	300	300,737
Howell Township GO Series 2008 BAN,
3.00%, 9/15/09	1,300	1,305,300
Hudson County Improvement Authority RB (Essential Purpose Pooled Government Project) Series 1986 VRDN (Bank of New York LOC),
0.42%, 4/07/09(a)	6,320	6,320,000
Keyport GO Series 2008 BAN,
2.25%, 8/07/09	700	700,746
Lakewood Township GO Series 2008 BAN,
2.75%, 7/10/09	400	400,752
Lambertville GO Series 2008 BAN,
2.50%, 6/12/09	550	550,649
Lenape Regional High School District GO Series 2008 TAN,
3.50%, 12/23/09	650	652,297
Linwood GO Series 2008 BAN,
3.00%, 6/23/09	100	100,144
Little Ferry GO Series 2008 BAN,
2.75%, 7/17/09	550	551,441
Long Beach Township GO Series 2008 BAN,
3.50%, 12/16/09	300	303,405
Lower Township GO Series 2008 BAN,
2.00%, 4/03/09	400	400,005
2.50%, 5/29/09	400	400,224
Margate City GO Series 2008 BAN,
3.00%, 7/15/09	800	802,712
Medford Township GO Series 2008A BAN,
2.75%, 7/14/09	800	801,810
Mercer County GO Series 2009A BAN,
2.25%, 1/14/10	300	303,238
Middle Township GO Series 2008 BAN,
2.50%, 7/15/09	400	400,858
Middlesex County GO Series 2008 BAN,
2.75%, 4/06/09	700	700,057
Millburn Township GO Series 2009 BAN,
1.50%, 1/15/10	400	402,230
Monmouth Beach GO Series 2008 BAN,
5.00%, 10/23/09	200	200,537
Morris Plains GO Series 2008 BAN,
2.50%, 7/24/09	100	100,184
New Jersey Economic Development Authority Multi-Mode IDRB (V&S Amboy Galvanizing LLC Project) Series 1999 AMT VRDN (KeyBank N.A. LOC),
1.35%, 4/07/09(a)	1,365	1,365,000
New Jersey Economic Development Authority RB (Applewood Estates Project) Series 2005 VRDN (TD Bank N.A. LOC),
0.42%, 4/07/09(a)	3,750	3,750,000
New Jersey Economic Development Authority RB (Cedar Crest Village, Inc. Project) Series 2006B VRDN (Bank of New York LOC),
0.35%, 4/07/09(a)	8,200	8,200,000
New Jersey Economic Development Authority RB (Frisch School Project) Series 2006 VRDN (Princeton University Guaranty, Kredietbank N.V. LOC),
0.33%, 4/07/09(a)	1,550	1,550,000
New Jersey Economic Development Authority RB (Hamilton Industrial Development Project) Series 1998 VRDN (Wachovia Bank N.A. LOC),
0.57%, 4/07/09(a)	1,235	1,235,000
New Jersey Economic Development Authority RB (J. James Realty Co. Project) Series 1998 AMT VRDN (Wachovia Bank N.A. LOC),
0.67%, 4/07/09(a)	310	310,000
New Jersey Economic Development Authority RB (Jacea LLC Project) Series 2004 VRDN (Wachovia Bank N.A. LOC),
0.67%, 4/07/09(a)	3,045	3,045,000

ANNUAL REPORT	MARCH 31, 2009	17

Schedule of Investments (continued)	New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Jersey (continued)
New Jersey Economic Development Authority RB (Jewish Family Service Project) Series 2002 VRDN (Wachovia Bank N.A. LOC),
0.57%, 4/07/09(a)	$660	$660,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2000 AMT VRDN (M&T Bank Corp. LOC),
0.59%, 4/07/09(a)	2,340	2,340,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2001 AMT VRDN (M&T Bank Corp. LOC),
0.59%, 4/07/09(a)	750	750,000
New Jersey Economic Development Authority RB (Paddock Realty LLC Project) Series 2006 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.74%, 4/07/09(a)	1,200	1,200,000
New Jersey Economic Development Authority RB (Pennington Montessori School Project) Series 1998 VRDN (Wachovia Bank N.A. LOC),
0.57%, 4/07/09(a)	1,005	1,005,000
New Jersey Economic Development Authority RB (Presbyterian Homes Project) Series 2006 VRDN (TD Bank N.A. LOC),
0.37%, 4/07/09(a)	1,400	1,400,000
New Jersey Economic Development Authority RB (School Facilities Constructions Project) Series 2008V-2 VRDN (Dexia Credit Local LOC),
2.00%, 4/01/09(a)	4,000	4,000,000
New Jersey Economic Development Authority RB (Stuart Country Day School Project) Series 2002 VRDN (Allied Irish Bank Plc LOC),
1.90%, 4/07/09(a)	1,630	1,630,000
New Jersey Economic Development Authority RB Eagle Trust Receipts Series 2008A-3 VRDN (FSA Insurance, Citigroup Financial Products Liquidity Facility),
2.05%, 4/07/09(a)(b)	4,950	4,950,000
New Jersey Economic Development Authority RB Municipal Trust Receipts Floaters Series 2009-3008 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),
0.69%, 4/02/09(a)(b)	6,000	6,000,000
New Jersey Economic Development Authority Thermal Energy Facilities RB (Marina Energy LLC Project) Series 2001A AMT VRDN (Wachovia Bank N.A. LOC),
0.55%, 4/07/09(a)	1,100	1,100,000
New Jersey Economic Development Authority Thermal Energy Facilities RB (Thermal Energy LP Project) Series 1995 AMT VRDN (JPMorgan Chase Bank N.A. LOC),
0.75%, 4/07/09(a)	200	200,000
New Jersey Educational Facilities Authority RB Series 2007 ROC-RR-II-R-10284 VRDN (Citigroup Financial Products Liquidity Facility),
0.54%, 4/02/09(a)(b)	1,475	1,475,000
New Jersey Environmental Infrastructure Trust RB Series 2004-585 AMT VRDN (JPMorgan Chase Bank Liquidity Facility),
0.60%, 4/07/09(a)(b)	3,410	3,410,000
New Jersey GO Series 2002J MB,
5.00%, 7/15/09	300	303,427
New Jersey Health Care Facilities Financing Authority RB (Hospital Capital Asset Financing Project) Series 1985A VRDN (Wachovia Bank N.A. LOC),
0.32%, 4/07/09(a)	1,175	1,175,000
New Jersey Health Care Facilities Financing Authority RB (Meridian Health System Project) Series 2003B VRDN (Bank of America N.A. LOC),
0.37%, 4/07/09(a)	800	800,000
New Jersey Health Care Facilities Financing Authority RB (Recovery Management Systems, Inc. Project) Series 2005 VRDN (TD Bank N.A. LOC),
0.39%, 4/07/09(a)	9,565	9,565,000
New Jersey Health Care Facilities Financing Authority RB (South Jersey Hospital Systems Project) Series 2004A-4 VRDN (Wachovia Bank N.A. LOC),
0.54%, 4/07/09(a)	700	700,000
New Jersey Health Care Facilities Financing Authority RB Series 2008-353 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA),
0.64%, 4/07/09(a)(b)	915	915,000
New Jersey Higher Education Assistance Authority RB Series 2008 ROC-RR-II0-R-11571 AMT VRDN (Assured Guaranty Ltd. Insurance, Citibank N.A. Liquidity Facility),
0.83%, 4/01/09(a)(b)	860	860,000
New Jersey Higher Education Assistance Authority Student Loan RB Municipal Trust Receipts Floaters Series 2008L-36 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility),
0.69%, 4/07/09(a)(b)	8,500	8,500,000
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2005 AMT VRDN (Dexia Credit Local LOC),
1.65%, 4/01/09(a)	2,925	2,925,000
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2008Y AMT VRDN (BNP Paribas SBPA),
0.60%, 4/07/09(a)	1,000	1,000,000
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2008Z AMT VRDN (BNP Paribas SBPA),
0.47%, 4/07/09(a)	1,580	1,580,000
New Jersey Transportation Trust Fund Authority Capital Appreciation RB SPEARS Series 2007DB-447 VRDN (Deutsche Bank A.G. Liquidity Facility),
0.48%, 4/07/09(a)(b)(c)	3,750	3,750,000
New Jersey Transportation Trust Fund Authority RB PUTTERS Series 2001-241 VRDN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility),
0.84%, 4/07/09(a)(b)(c)	1,540	1,540,000
New Jersey Turnpike Authority RB Series 2009C VRDN (Bank of Nova Scotia LOC),
0.37%, 4/02/09(a)	4,900	4,900,000

18	ANNUAL REPORT	MARCH 31, 2009

Schedule of Investments (continued)	New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Jersey (continued)
New Jersey Turnpike Authority RB Series 2009 ROC-RR-II-R-10380 VRDN (FSA Insurance, Citibank N.A. Liquidity Facility),
0.81%, 4/02/09(a)(b)	$2,200	$2,200,000
New Milford GO Series 2009 BAN,
2.25%, 6/30/09	500	500,676
Newton GO Series 2008 BAN,
2.50%, 6/25/09	400	400,502
Nutley GO Series 2008 BAN,
4.00%, 12/18/09	200	201,388
Oakland GO Series 2009 BAN,
2.00%, 2/11/10	600	602,815
Pennsauken Township GO Series 2008A BAN,
2.50%, 9/08/09	300	300,852
Phillipsburg GO Series 2008 BAN,
2.25%, 9/04/09	350	350,146
Port Authority of New York & New Jersey RB Municipal Trust Receipts Floaters Series 2002-766 VRDN (FSA Insurance, Morgan Stanley Liquidity Facility),
0.59%, 4/02/09(a)(b)	1,500	1,500,000
Port Authority of New York & New Jersey RB PUTTERS Series 2006-1546 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.45%, 4/07/09(a)(b)(c)	915	915,000
Port Authority of New York & New Jersey Special Obligation RB (Versatile Structure Obligation Project) Series 1997-1R AMT VRDN (Bayerische Landesbank Gironzentrale SBPA),
0.25%, 4/01/09(a)	1,500	1,500,000
Readington Township GO Series 2009 BAN,
1.50%, 2/04/10	3,000	3,019,150
Ridgefield Park GO Series 2008 BAN,
2.75%, 4/24/09	200	200,080
Rutherford Borough GO Series 2008 BAN,
2.75%, 5/01/09	800	800,518
Saddle River GO Series 2009 BAN,
1.00%, 4/01/10	600	602,430
Salem County PCRB Series 1985 VRDN (GO of Authority Insurance, Bank of Nova Scotia LOC),
0.38%, 4/01/09(a)	1,000	1,000,000
Scotch Plains-Fanwood School District GO Series 2008A BAN,
2.50%, 6/11/09	200	200,190
Scoth Plains Township GO Series 2009-VAR AMT BAN,
1.50%, 1/22/10	800	805,543
Secaucus GO Series 2009 BAN,
1.50%, 1/15/10	1,500	1,509,551
South Plainfield GO Series 2008 BAN,
2.75%, 7/01/09	800	801,683
Summit GO Series 2009 BAN,
2.25%, 2/05/10	100	100,838
Sussex County GO Series 2008 BAN,
2.50%, 6/24/09	300	300,372
Union Township GO Series 2008 BAN,
2.50%, 8/07/09	700	701,346
Warren Township GO Series 2008 BAN,
2.50%, 4/23/09	400	400,185
3.00%, 4/23/09	150	150,089
Washington Township & Warren County GO Series 2008 BAN,
2.50%, 5/15/09	400	400,217
Wayne Township GO Series 2008 BAN,
2.00%, 9/18/09	600	602,241
West Long Branch GO Series 2008 BAN,
3.00%, 5/21/09	400	400,429
West Orange Township GO Series 2008 BAN,
2.50%, 4/09/09	300	300,055
West Paterson GO Series 2008 BAN,
2.75%, 7/17/09	600	601,554
Westfield GO Series 2008 BAN,
2.50%, 4/09/09	300	300,040
Westwood GO Series 2008 BAN,
2.50%, 7/24/09	300	300,552

		141,308,715
Puerto Rico — 6.3%
Commonwealth of Puerto Rico GO Series 2008-355 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA),
0.54%, 4/07/09(a)(b)	9,400	9,400,000
Puerto Rico Sales Tax Financing Corp. RB Municipal Trust Receipts Floaters Series 2008-2936 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),
0.69%, 4/02/09(a)(b)	150	150,000
		9,550,000
Total Investments (Cost — $150,858,715*) — 100.1%		150,858,715
Liabilities in Excess of Other Assets — (0.1)%		(221,100)

Net Assets — 100.0%		$150,637,615

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

ANNUAL REPORT	MARCH 31, 2009	19

Schedule of Investments (concluded)	New Jersey Municipal Money Market Portfolio

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”. FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Investments in Securities
Valuation Inputs	Assets
Level 1	$—
Level 2	150,858,715
Level 3	—

Total	$150,858,715

See Notes to Financial Statements.

20	ANNUAL REPORT	MARCH 31, 2009

Schedule of Investments March 31, 2009	North Carolina Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
North Carolina — 87.9%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-1011 VRDN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility),
0.54%, 4/07/09(a)(b)	$2,600	$2,600,000
Carrboro GO Series 2008 BAN,
3.00%, 5/20/09	700	700,928
Central Nash Water & Sewer District GO Series 2008 BAN,
2.50%, 5/27/09	1,484	1,485,354
Charlotte GO Series 2007 VRDN (KBC Bank N.V. SBPA),
0.55%, 4/07/09(a)	2,400	2,400,000
Charlotte GO Series 2009 TECP,
0.65%, 5/06/09	1,049	1,049,000
Charlotte Housing Authority RB (Stonehaven East Project) Series 2005 VRDN (Wachovia Bank N.A. LOC),
0.47%, 4/07/09(a)	3,500	3,500,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2005C VRDN (Bank of America N.A. SBPA),
0.30%, 4/01/09(a)	1,300	1,300,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2005D VRDN (Bank of America N.A. SBPA),
0.30%, 4/01/09(a)	2,860	2,860,000
Mecklenburg County COP Series 2005 VRDN (Wachovia Bank N.A. SBPA),
0.48%, 4/07/09(a)	200	200,000
Mecklenburg County GO Series 2005B VRDN (Wachovia Bank N.A. SBPA),
0.47%, 4/07/09(a)	1,515	1,515,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.55%, 4/07/09(a)	760	760,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Megellan Charter School Project) Series 2007 VRDN (Wachovia Bank N.A. LOC),
0.57%, 4/07/09(a)	1,300	1,300,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (The Downtown Middle School Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.55%, 4/07/09(a)	150	150,000
North Carolina Capital Facilities Finance Agency RB (Aquarium Society Project) Series 2004 VRDN (Bank of America N.A. LOC),
0.55%, 4/07/09(a)	1,410	1,410,000
North Carolina Capital Facilities Finance Agency RB Eagle Trust Receipts Series 2006A VRDN (Citibank N.A. Liquidity Facility),
0.61%, 4/07/09(a)(b)	1,000	1,000,000
North Carolina Capital Facility GO Series 2009 TECP,
0.40%, 4/01/09	2,000	2,000,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1987A VRDN,
0.20%, 4/07/09(a)	3,500	3,500,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1991B VRDN,
0.20%, 4/07/09(a)	2,600	2,600,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1992A VRDN,
0.20%, 4/07/09(a)	125	125,000
North Carolina GO Series 2002F VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA),
0.29%, 4/07/09(a)	2,290	2,290,000
North Carolina HFA RB (Home Ownership Project) Series 2003-17-C AMT VRDN (Bank of America N.A. Liquidity Facility),
0.58%, 4/07/09(a)	350	350,000
North Carolina Medical Care Commission (North Carolina Baptist Hospital Project) RB Series 2009B VRDN (RBC Bank USA SBPA),
0.56%, 4/07/09(a)	3,000	3,000,000
North Carolina Medical Care Commission Health Care Facilities RB (Duke University Health System Project) Series 2005A VRDN,
0.52%, 4/07/09(a)	1,750	1,750,000
North Carolina Medical Care Commission Health Care Facilities RB (Novant Health Group Project) Series 2004A VRDN (JPMorgan Chase Bank SBPA),
0.40%, 4/07/09(a)	1,000	1,000,000
North Carolina Medical Care Commission Health Care Facilities RB (Novant Health Group Project) Series 2004B VRDN (JPMorgan Chase Bank LOC),
0.70%, 4/07/09(a)	3,450	3,450,000
North Carolina Medical Care Commission Health Care Facilities RB Series 2007 ROC-RR-II-R-10313 VRDN (Citigroup Financial Products Liquidity Facility),
0.79%, 4/07/09(a)(b)	2,700	2,700,000
North Carolina Medical Care Commission Hospital RB (Duke University Hospital Project) Series 1985B VRDN (Wachovia Bank N.A. SBPA),
0.47%, 4/07/09(a)	250	250,000
North Carolina Medical Care Commission Retirement Facilities RB (Aldersgate Project) Series 2001 VRDN (Branch Banking & Trust Co. LOC),
0.45%, 4/07/09(a)	3,000	3,000,000
North Carolina Medical Care Commission Retirement Facilities RB (United Church Homes & Services Project) Series 2007 VRDN (Branch Banking & Trust Co. LOC),
0.55%, 4/07/09(a)	500	500,000
North Carolina State University Raleigh RB Series 2003B VRDN (Bayerische Landesbank Girozentrale LOC),
0.42%, 4/07/09(a)	1,100	1,100,000
Raleigh County COP (Downtown Improvement Project) Series 2004A MB,
2.50%, 1/20/10(a)	4,000	4,058,638
Raleigh County COP (Governmental Facilities Project) Series 2008 BAN,
3.00%, 11/25/09	1,500	1,516,412

ANNUAL REPORT	MARCH 31, 2009	21

Schedule of Investments (concluded)	North Carolina Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
North Carolina (concluded)
Raleigh County COP (Packaging Facilities Project) Series 2000A VRDN (Bank of America N.A. SBPA),
0.55%, 4/07/09(a)	$1,000	$1,000,000
Sampson County COP Eclipse Funding Trust Series 2006-0160 VRDN (FSA Insurance, U.S. Bank N.A. Liquidity Facility),
0.46%, 4/07/09(a)(b)	2,460	2,460,000
South Central Water & Sewer District GO Series 2008 BAN,
1.75%, 6/16/09	2,753	2,755,564
University of North Carolina Chapel Hill Hospital RB Series 2001B VRDN (Landesbank Hessen-Thuringen Girozentrale LOC),
0.35%, 4/01/09(a)	2,900	2,900,000
Wake County GO Series 2003B VRDN (Lloyds Banking Group Plc SBPA),
0.42%, 4/07/09(a)	3,000	3,000,000
Winston-Salem Water & Sewer Systems RB Series 2002B VRDN (Dexia Credit Local LOC),
1.50%, 4/07/09(a)	2,000	2,000,000
Winston-Salem Water & Sewer Systems RB Series 2002C VRDN (Dexia Credit Local LOC),
2.00%, 4/07/09(a)	2,605	2,605,000
Winston-Salem Water & Sewer Systems RB Series 2008C VRDN (Dexia Credit Local LOC),
1.10%, 4/07/09(a)	1,000	1,000,000

		73,140,896

Puerto Rico — 6.9%
Commonwealth of Puerto Rico GO Series 2007A-4 VRDN (FSA Insurance, Dexia Credit Local SBPA),
0.40%, 4/07/09(a)	1,100	1,100,000
Commonwealth of Puerto Rico Series 2008A-2 TRAN (BNP Paribas LOC),
3.00%, 7/30/09	3,000	3,013,228
Puerto Rico Sales Tax Financing Corp. RB Municipal Trust Receipts Floaters Series 2008-2936 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),
0.69%, 4/02/09(a)(b)	1,600	1,600,000

		5,713,228

Total Investments (Cost — $78,854,124*) — 94.8%		78,854,124
Other Assets in Excess of Liabilities — 5.2%		4,365,665

Net Assets — 100.0%		$83,219,789

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”. FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$—
Level 2	78,854,124
Level 3	—

Total	$78,854,124

See Notes to Financial Statements.

22	ANNUAL REPORT	MARCH 31, 2009

Schedule of Investments March 31, 2009	Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio — 99.8%
American Municipal Power, Inc. GO (Bryan Project) Series 2008 BAN,
2.38%, 8/13/09	$1,050	$1,050,667
American Municipal Power, Inc. GO (Electric System Amherst Project) Series 2008 BAN,
3.00%, 11/24/09	570	571,095
American Municipal Power, Inc. GO (Tipp City Project) Series 2008 BAN,
2.50%, 5/13/09	300	300,085
American Municipal Power, Inc. GO Series 2008 BAN,
2.25%, 10/29/09	1,300	1,301,866
3.75%, 10/29/09	710	711,004
3.25%, 11/12/09	1,100	1,101,666
American Municipal Power, Inc. GO Series 2009 TECP (JPMorgan Chase Bank LOC),
0.60%, 4/08/09	10,294	10,294,000
American Municipal Power, Inc. RB (St. Mary’s Electric System Project) Series 2008 BAN,
4.00%, 10/01/09	400	400,981
Avon GO (Recreation Facility Improvement Project) Series 2008 BAN,
2.35%, 5/14/09	600	600,246
Avon Local School District GO Series 2009 BAN,
2.50%, 1/07/10	800	806,368
Barberton GO (Fire Station Improvement Project) Series 2008 BAN,
2.75%, 7/07/09	600	601,250
Barberton GO (Street Improvement Project) Series 2008 BAN,
2.25%, 4/08/09	350	350,026
Barberton GO Series 2008 BAN,
4.00%, 11/12/09	250	250,743
Bay Village GO (Police Station Project) Series 2008 BAN,
2.50%, 7/18/09	600	601,044
Beavercreek GO (Special Assessment Project) Series 2008 BAN,
2.45%, 9/17/09	1,525	1,529,156
Beavercreek School District GO (School Improvement Project) Series 2008 BAN,
2.00%, 8/18/09	200	200,605
Berea GO Series 2008 BAN,
2.50%, 7/02/09	300	300,296
2.10%, 8/27/09	350	350,348
Brecksville GO Series 2008 BAN,
2.35%, 7/02/09	700	700,430
Brooklyn GO Series 2008 BAN,
3.25%, 5/14/09	200	200,195
Brooklyn IDRB (Dylon Industries, Inc. Project) Series 1999 AMT VRDN (KeyBank N.A. LOC),
1.35%, 4/07/09(a)	550	550,000
Brunswick GO Series 2008 BAN,
2.85%, 11/19/09	500	500,774
Butler County GO Series 2008 BAN,
4.25%, 8/06/09	300	300,761
Butler County Technology and Career Development Schools GO (School Improvement Project) Series 2009 BAN,
1.50%, 3/18/10	2,400	2,412,567
Chillicothe GO (Garage Facility Project) Series 2008 BAN,
2.50%, 8/27/09	1,400	1,403,678
Chillicothe GO Series 2008 BAN,
2.50%, 6/08/09	300	300,279
Cleveland RB (Airport Project) Series 2009A AMT VRDN (US Bank N.A. LOC),
0.55%, 4/07/09(a)	1,100	1,100,000
Cleveland Waterworks RB Series 2009S VRDN,
0.55%, 4/07/09(a)	4,295	4,295,000
Columbus Regional Airport Authority RB SPEARS Series 2007 VRDN (Deutsche Bank A.G. Guaranty),
0.49%, 4/07/09(a)(b)(c)	3,575	3,575,000
Columbus Sewerage System RB Series 2008B VRDN,
0.30%, 4/07/09(a)	1,000	1,000,000
Cuyahoga County Civic Facility RB (Orion Services, Inc. Project) Series 2001 VRDN (Bank One N.A. LOC),
1.00%, 4/07/09(a)	2,230	2,230,000
Cuyahoga County Economic Development RB (Cleveland Botanical Garden Project) Series 2001 VRDN (M&T Bank Corp. LOC),
1.49%, 4/07/09(a)	635	635,000
Cuyahoga County Health Care Facilities RB (Franciscan Communities Project) Series 2004E VRDN (LaSalle Bank N.A. LOC),
0.48%, 4/07/09(a)	3,365	3,365,000
Cuyahoga County IDRB (All Foils, Inc. Project) Series 2007A AMT VRDN (Royal Bank of Scotland LOC),
3.14%, 4/07/09(a)	100	100,000
Deerfield GO Series 2008 BAN,
2.15%, 11/17/09	1,000	1,000,000
Defiance County GO Series 2008 BAN,
2.50%, 7/23/09	300	300,492
Delaware County IDRB (Air Waves, Inc. Project) Series 1995 VRDN (KeyBank N.A. LOC),
1.25%, 4/07/09(a)	55	55,000
Fairborn GO Series 2008 BAN,
2.50%, 5/20/09	300	300,177
4.25%, 10/29/09	100	100,418
Fairfield GO (Municipal Court Police Project) Series 2008 BAN,
3.50%, 10/30/09	600	600,846
Fairfield GO (Wastewater System Improvement Project) Series 2008 BAN,
2.25%, 8/28/09	500	501,003
Franklin County Hospital RB (Nationwide Children’s Hospital Project) Series 2008B VRDN,
0.20%, 4/07/09(a)	7,650	7,650,000
Franklin County Hospital RB (Nationwide Children’s Hospital Project) Series 2008F VRDN (JPMorgan Chase Bank SBPA),
0.47%, 4/02/09(a)	12,400	12,400,000
Franklin County Hospital RB (Nationwide Children’s Hospital Project) Series 2008G VRDN (JPMorgan Chase Bank SBPA),
0.40%, 4/07/09(a)	1,600	1,600,000
Franklin County Senior Housing RB (St. George on the Commons Apartments Project) Series 2007 AMT VRDN (Federal National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Liquidity Facility),
0.65%, 4/07/09(a)	915	915,000

ANNUAL REPORT	MARCH 31, 2009	23

Schedule of Investments (continued)	Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio (continued)
Fulton County RB (Fulton County Health Center Project) Series 2005 VRDN (JPMorgan Chase Bank LOC),
0.45%, 4/07/09(a)	$3,995	$3,995,000
Green GO Series 2008 BAN,
2.75%, 7/14/09	1,100	1,102,612
Greene County IDRB (AFC Stamping & Production, Inc., Barsplice Products Project) Series 1995 AMT VRDN (KeyBank N.A. LOC),
1.35%, 4/07/09(a)	55	55,000
Huber Heights School District GO (School Improvement Project) Series 2009 BAN,
2.00%, 8/18/09	900	902,917
Independence GO Series 2008 BAN,
2.10%, 4/30/09	1,000	1,000,233
Kent GO (Various Purposes Project) Series 2008 BAN,
3.75%, 10/15/09	400	400,939
Lake County GO (Service Building Acquisition Project) Series 2009 BAN,
2.00%, 4/08/10	300	301,473
Lancaster GO Series 2008 BAN,
3.50%, 10/15/09	300	300,786
Lebanon GO (Water System Improvement Project) Series 2009 BAN,
2.13%, 4/07/10	1,200	1,206,768
Licking County GO Series 2008 BAN,
2.50%, 9/01/09	500	501,234
Lorain County Port Authority RB (St. Ignatius High School Project) Series 2008 VRDN (U.S. Bank N.A. LOC),
0.50%, 4/07/09(a)	620	620,000
Marion County (Menard Capital Improvement Project) Series 2008 BAN,
3.88%, 10/21/09	200	200,673
Marion County GO (Legacy Crossing Project) Series 2008 BAN,
2.25%, 4/29/09	300	300,102
Mason County GO (Mason Golf Course Project) Series 2009 BAN,
1.50%, 3/11/10	500	503,506
Mason GO (Real Estate Project) Series 2008 BAN,
2.75%, 7/01/09	1,100	1,102,285
Mentor GO Series 2008 BAN,
2.75%, 8/06/09	200	200,649
Morgan Stanley & Co Inc. RB SPEARS Series 2008-2801 VRDN (Deutsche Bank A.G. Guaranty, Morgan Stanley Municipal Funding Liquidity Facility),
0.54%, 4/07/09(a)(b)(c)	2,200	2,200,000
Nordonia Hills Local School District GO Series 2008 BAN,
2.38%, 6/23/09	100	100,255
North Olmsted GO (Capital Improvement Project) Series 2008 BAN,
2.35%, 4/02/09	550	550,003
North Olmsted GO (Capital Improvement Project) Series 2009 BAN,
2.00%, 4/01/10	500	501,715
Ohio Air Quality Development Authority RB (Dayton Power & Light Project) Series 2008 (JPMorgan Chase Bank LOC),
0.48%, 4/07/09(a)	15,700	15,700,000
Ohio Air Quality Development Authority RB (FirstEnergy Project) Series 2008A (Bank of Nova Scotia LOC, FirstEnergy Solutions Guaranty),
0.51%, 4/07/09(a)	3,050	3,050,000
Ohio GO (Common Schools Project) Series 2005A VRDN,
0.20%, 4/07/09(a)	265	265,000
Ohio GO PUTTERS Series 2002-306 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.47%, 4/07/09(a)(b)(c)	7,820	7,820,000
Ohio Higher Educational Facility RB (Case Western Reserve University Project) Series 2008A VRDN (Allied Irish Bank Plc LOC),
0.65%, 4/07/09(a)	4,500	4,500,000
Ohio Higher Educational Facility RB (Case Western Reserve University Project) Series 2008B-1 VRDN (Bank of America N.A. LOC),
0.15%, 4/01/09(a)	1,800	1,800,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2006F AMT VRDN (Citibank N.A. LOC),
0.55%, 4/07/09(a)(d)	1,400	1,400,000

Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2007B AMT VRDN (Government National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Insurance, KBC Bank N.V. SBPA),

0.55%, 4/07/09(a)(d)	11,450	11,450,000
Ohio Housing Finance Agency Mortgage RB MERLOTS Trust Receipts Series 2001A-78 VRDN (Wachovia Bank N.A. LOC),
0.65%, 4/07/09(a)(b)(c)	1,025	1,025,000

Ohio Housing Finance Agency Mortgage RB MERLOTS Trust Receipts Series 2005A-10 AMT VRDN (Government National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Insurance, Bank of New York Liquidity Facility),

0.65%, 4/07/09(a)(b)(c)	305	305,000
Ohio Housing Finance Agency Residental Mortgage RB (Mortgage-Backed Securities Program) Series 2006I AMT VRDN (Citibank N.A LOC),
0.63%, 4/07/09(a)	4,600	4,600,000

Ohio Housing Finance Agency Residential Mortgage RB (Mortgage-Backed Securities Program) Series 2007J AMT VRDN (Government National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Insurance, KBC Bank N.V. SBPA),

0.59%, 4/07/09(a)	6,500	6,500,000

Ohio Housing Finance Agency Residential Mortgage RB (Mortgage-Backed Securities Program) Series 2008H AMT VRDN (Government National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Insurance, KBC Bank N.V. SBPA),

0.58%, 4/07/09(a)	1,300	1,300,000
Ohio Water Development Authority Facilities PCRB (First Energy Nuclear Project) Series 2006A AMT VRDN (Barclays Bank Plc LOC),
0.57%, 4/07/09(a)	125	125,000

24	ANNUAL REPORT	MARCH 31, 2009

Schedule of Investments (continued)	Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio (continued)
Ohio Water Development Authority GO Series 2008 BAN,
4.00%, 10/01/09	$1,200	$1,209,736
Oregon GO (Various Purposes Project) Series 2008 BAN,
2.50%, 9/09/09	350	349,256
Painesville GO (Various Purposes Project) Series 2008 BAN,
4.40%, 11/05/09	300	302,435
Painesville GO Series 2008 BAN,
2.35%, 8/13/09	700	701,008
Pepper Pike GO (Sanitary Sewer Project) Series 2008 BAN,
1.95%, 6/17/09	1,000	1,000,417
Pickerington GO Series 2009 BAN,
2.00%, 2/04/10	2,400	2,416,051
Putnam County Health Care Facilities RB (Hilty Memorial Home Project) Series 2004 VRDN (LaSalle Bank N.A. LOC),
0.69%, 4/07/09(a)	3,245	3,245,000
Seneca County GO Series 2008 BAN,
4.00%, 11/12/09	200	200,595
Seven Hills GO (Recreation Center Improvement Project) Series 2008 BAN,
2.30%, 8/19/09	800	801,203
Sharonville GO Series 2008 BAN,
2.75%, 7/24/09	400	400,794
Sharonville GO Series 2009 BAN,
2.00%, 1/20/10	900	903,569
Sidney GO Series 2008 BAN,
2.75%, 6/25/09	400	400,592
South Euclid GO Series 2009B BAN,
2.50%, 1/25/10	600	607,299
St. Marys GO Series 2008 BAN,
2.55%, 6/02/09	200	200,083
Stark County Sewer District GO Series 2008-1 BAN,
2.65%, 9/10/09	1,000	1,000,000
Summit County Civic Facility RB (Akron Area Electric Junction Project) Series 2001 VRDN (KeyBank N.A. LOC),
1.15%, 4/07/09(a)	150	150,000
Summit County IDRB (KB Compost Services, Inc. Project) Series 2001 AMT VRDN (KeyBank N.A. LOC),
1.35%, 4/07/09(a)	700	700,000
Summit County Port Authority RB (Meadow Lane Building LLC Project) Series 2003A AMT VRDN (KeyBank N.A. LOC),
1.25%, 4/07/09(a)	340	340,000
Sylvania Township GO (Various Purpose Improvement Project) Series 2009 BAN,
1.25%, 3/26/10	400	402,227
Toledo Multi-Family Housing RB (Cherrywood Apartments Project) Series 2001 AMT VRDN (KeyBank N.A. LOC),
1.25%, 4/07/09(a)	2,280	2,280,000
Trumbull County Health Care Facilities RB Series 2001 VRDN (M&T Bank Corp. LOC, M&T Bank Corp. SBPA),
0.54%, 4/07/09(a)	21,755	21,755,000
Trumbull County IDRB (Ellwood Engineered Project) Series 2004 AMT VRDN (KeyBank N.A. LOC),
1.05%, 4/07/09(a)	3,100	3,100,000
Trumbull County IDRB (United Steel Service, Inc. Project) Series 2000B AMT VRDN (Bank One N.A. LOC),
3.05%, 4/07/09(a)	100	100,000
University of Akron General Receipts RB Series 2008C-1 VRDN (Assured Guaranty Ltd. Insurance, Dexia Credit Local SBPA),
2.75%, 4/07/09(a)	13,905	13,905,000
University of Akron General Receipts RB Series 2008C-2 VRDN (Assured Guaranty Ltd. Insurance, Dexia Credit Local SBPA),
2.75%, 4/02/09(a)	2,900	2,900,000
Upper Valley Career Center GO Series 2008 BAN,
3.75%, 11/24/09	200	201,327
Vandalia Butler School District GO Series 2009 BAN,
2.13%, 6/04/09	5,500	5,508,448
Vermilion GO Series 2008 BAN,
2.50%, 7/23/09	1,450	1,452,659
Wadsworth School District GO Series 2008 BAN,
2.13%, 7/01/09	300	300,652
Wapakoneta GO Series 2008 BAN,
3.00%, 12/03/09	200	200,524
Western Reserve Housing Development Corp. Economic RB (Trumbull Metropolitan Housing Project) Series 2003 VRDN (KeyBank N.A. LOC),
2.55%, 4/07/09(a)	3,125	3,125,000
Williams County GO (Various Purpose Project) Series 2008 BAN,
2.50%, 9/09/09	2,500	2,506,491
Wyoming GO Series 2008 BAN,
2.25%, 9/03/09	200	200,333

		218,164,915

Puerto Rico — 0.8%
Commonwealth of Puerto Rico GO Series 2008-355 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA),
0.54%, 4/07/09(a)(b)	1,700	1,700,000

Total Investments (Cost — $219,864,915*) — 100.6%		219,864,915
Liabilities in Excess of Other Assets — (0.6)%		(1,288,940)

Net Assets — 100.0%		$218,575,975

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

ANNUAL REPORT	MARCH 31, 2009	25

Schedule of Investments (concluded)	Ohio Municipal Money Market Portfolio

(d)	Investments in companies considered to be an affiliate during the period October 1, 2008 to December 31, 2008, which acts as a remarketing agent for the security, of the Portfolio were as follows:

Affiliate	Interest Income
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage - Backed Securities Program) Series 2006F AMT VRDN (Citibank N.A. LOC)	$7,438
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2007B AMT VRDN (Government National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Insurance, KBC Bank N.V. SBPA)	$59,769

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”. FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$—
Level 2	219,864,915
Level 3	—

Total	$219,864,915

See Notes to Financial Statements.

26	ANNUAL REPORT	MARCH 31, 2009

Schedule of Investments March 31, 2009	Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania — 94.9%
Allegheny County Hospital Development Authority RB (Dialysis Clinic, Inc. Project) Series 2000 VRDN (Bank of America N.A. LOC),
0.55%, 4/07/09(a)	$3,400	$3,400,000
Allegheny County Hospital Development Authority RB (Presbyterian University Hospital Project) Series 1988B-1 VRDN (Bank One N.A. LOC),
0.40%, 4/07/09(a)	3,085	3,085,000
Allegheny County Hospital Development Authority RB (Presbyterian University Hospital Project) Series 1988B-3 VRDN (Bank One N.A. LOC),
0.40%, 4/07/09(a)	2,050	2,050,000
Allegheny County Hospital Development Authority RB (University of Pittsburgh Medical Center Project) PUTTERS Series 2007-2327 VRDN (JPMorgan Chase Bank LOC),
0.54%, 4/07/09(a)(b)(c)	3,920	3,920,000

Allegheny County Hospital Development Authority RB Municipal Trust Receipts Floaters (University of Pittsburgh Medical Center Project) Series 2007C-5 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility),

0.57%, 4/07/09(a)(b)	8,000	8,000,000

Allegheny County Hospital Development Authority RB Municipal Trust Receipts Floaters (University of Pittsburgh Medical Center Project) Series 2008E-11 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility),

0.57%, 4/07/09(a)(b)	5,400	5,400,000
Berks County IDRB (Tray-Pak Corp. Project) Series 2001A AMT VRDN (Wachovia Bank N.A. LOC),
0.72%, 4/07/09(a)	1,155	1,155,000
Berks County Municipal Authority RB (Phoebe-Devitt Homes Project) Series 2008A VRDN (Banco Santander LOC),
0.48%, 4/07/09(a)	4,200	4,200,000
Berks County Municipal Authority RB (Reading Hospital & Medical Center) Series 2009A-1 VRDN (Royal Bank of Canada SBPA),
0.44%, 4/07/09(a)	15,000	15,000,000

Berks County Municipal Authority RB Municipal Trust Receipts Floaters (Reading Hospital and Medical Center Project) Series 2008C-13 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility),

0.57%, 4/07/09(a)(b)	5,400	5,400,000
Butler County IDA RB (Concordia Lutheran Project) Series 2004A VRDN (Bank of America N.A. LOC),
0.48%, 4/07/09(a)	2,000	2,000,000
Butler County IDA RB (Concordia Lutheran Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.48%, 4/07/09(a)	2,885	2,885,000
Cambria County IDA Resource Recovery RB (Cambria Cogen Co. Project) Series 1998A-2 AMT VRDN (Bayerische Landesbank Girozentrale LOC),
0.80%, 4/07/09(a)	16,000	16,000,000
Delaware County IDA PCRB (Exploration & Oil Project) Series 1995 VRDN (Wachovia Bank N.A. LOC),
0.40%, 4/01/09(a)	200	200,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A VRDN,
1.00%, 4/07/09(a)	100	100,000
Delaware River Joint Toll Bridge Commission RB Series 2007B-1 VRDN (Dexia Credit Local LOC),
1.30%, 4/07/09(a)	1,000	1,000,000
Delaware River Joint Toll Bridge Commission RB Series 2007B-2 VRDN (Dexia Credit Local LOC),
2.00%, 4/07/09(a)	25,325	25,325,000
Delaware Valley Regional Financial Authority RB Municipal Trust Receipts Floaters Series 2008-2933 VRDN (Bayerische Hypovereins Bank Liquidity Facility, Unicredit SpA Guaranty),
0.69%, 4/07/09(a)(b)	17,115	17,115,000
East Hempfield Township IDRB (Herley Industrial, Inc. Project) Series 2001 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.69%, 4/07/09(a)	2,230	2,230,000
Emmaus General Authority RB Series 1989B-24 VRDN (U.S. Bank N.A. LOC),
0.42%, 4/07/09(a)	3,100	3,100,000
Emmaus General Authority RB Series 1989F-24 VRDN (U.S. Bank N.A. LOC),
0.42%, 4/07/09(a)	3,000	3,000,000
Emmaus General Authority RB Series 1989G-18 VRDN (U.S. Bank N.A. LOC),
0.42%, 4/07/09(a)	15,600	15,600,000
Emmaus General Authority RB Series 1989H-22 VRDN (U.S. Bank N.A. LOC),
0.42%, 4/07/09(a)	7,900	7,900,000
Erie County Hospital Authority RB (St. Mary’s Home Erie Project) Series 2008A VRDN (Bank of America N.A. LOC),
0.52%, 4/07/09(a)	4,800	4,800,000
Franklin County IDRB (Precast System Project) Series 2001A AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.69%, 4/07/09(a)	1,760	1,760,000
Haverford Township School District GO Series 2009 VRDN (TD Bank N.A. LOC),
0.47%, 4/07/09(a)	1,800	1,800,000
Indiana County IDRB (Conemaugh Project) Series 1997A AMT VRDN (Bank One N.A. LOC),
0.55%, 4/07/09(a)	3,160	3,160,000
JPMorgan Chase PUTTERS Drivers Trust GO Series 2009-3351 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.45%, 4/07/09(a)(b)(c)	2,245	2,245,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 1996 VRDN (Wachovia Bank N.A. LOC),
0.48%, 4/07/09(a)	17,345	17,345,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008A VRDN (Wachovia Bank N.A. LOC),
0.35%, 4/01/09(a)	4,500	4,500,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008D VRDN (JPMorgan Chase Bank LOC),
0.35%, 4/01/09(a)	6,500	6,500,000
Lancaster County IDRB (Clean Creek Partners Project) Series 2000 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.69%, 4/07/09(a)	4,115	4,115,000

ANNUAL REPORT	MARCH 31, 2009	27

Schedule of Investments (continued)	Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania (continued)
Lancaster County IDRB (D&P Skibo LLC Project) Series 2001 AMT VRDN (Wachovia Bank N.A. LOC),
0.72%, 4/07/09(a)	$1,120	$1,120,000
Lawrence County IDRB (L&N Metallurgical Products Project) Series 1996 AMT VRDN (BNP Paribas LOC),
0.89%, 4/07/09(a)	3,465	3,465,000
Lehigh County General Purpose Authority RB (Lehigh Valley Health Network Project) Series 2008C VRDN (Bank of America N.A. LOC),
0.35%, 4/01/09(a)	20,900	20,900,000
Lehigh County General Purpose Authority RB (Muhlenberg College Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.35%, 4/07/09(a)(d)	2,500	2,500,000
Lower Merion School District GO (Capital Project) Series 2009A VRDN (State Street Bank & Trust Co. LOC),
0.43%, 4/07/09(a)	2,600	2,600,000
Lower Merion School District GO (Capital Project) Series 2009B VRDN (U.S. Bank N.A. LOC),
0.43%, 4/07/09(a)	2,300	2,300,000
Montgomery County IDRB (PECO Energy Project) Series 1999B AMT VRDN (Wachovia Bank N.A. LOC),
0.48%, 4/07/09(a)	4,060	4,060,000
Moon IDRB (Providence Point Project) Series 2007 VRDN (Bank of Scotland LOC),
0.75%, 4/07/09(a)	7,395	7,395,000
Northampton County General Purpose Authority RB (Lafayette College Project) Series 2006 VRDN (JPMorgan Chase Bank SBPA),
0.30%, 4/07/09(a)(d)	1,050	1,050,000
Northampton County IDRB (Trent Family Partnership Project) Series 2002 AMT VRDN (Wachovia Bank N.A. LOC),
0.72%, 4/07/09(a)	1,700	1,700,000
Pennsylvania Clipper Tax-Exempt Certificate Trust RB Series 2007 VRDN (State Street Bank & Trust Co. SBPA),
0.64%, 4/07/09(a)(b)	7,700	7,700,000
Pennsylvania Economic Development Financing Authority RB (Evergreen Community Power Facility Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.69%, 4/07/09(a)	8,500	8,500,000
Pennsylvania Economic Development Financing Authority RB (Material Technology Project) Series 2000D AMT VRDN (Wachovia Bank N.A. LOC),
0.72%, 4/07/09(a)	400	400,000
Pennsylvania Economic Development Financing Authority RB (Merck & Co., Inc. West Point Project) Series 2001 AMT VRDN,
0.61%, 4/07/09(a)	6,900	6,900,000
Pennsylvania Economic Development Financing Authority RB Series 2008 VRDN (TD Bank N.A. LOC),
0.62%, 4/01/09(a)	12,220	12,220,000
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB (IESI, Corp. Project) Series 2006V AMT VRDN (Bank of America N.A. Liquidity Facility),
0.79%, 4/07/09(a)(b)	8,700	8,700,000
Pennsylvania GO Municipal Trust Receipts Floaters Series 2008-2720 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.54%, 4/07/09(a)(b)	5,055	5,055,000
Pennsylvania GO Series 2001 MB,
5.00%, 9/15/09	2,000	2,030,794
Pennsylvania GO Series 2007 ROC-RR-II-R-11056 VRDN (Citibank N.A. Liquidity Facility),
0.60%, 4/07/09(a)(b)	2,000	2,000,000
Pennsylvania Higher Educational Facilities Authority RB PUTTERS (Trustees of the University of Pennsylvania Project) Series 2008-2844 (JPMorgan Chase Bank Liquidity Facility),
0.45%, 4/07/09(a)(b)(c)	5,505	5,505,000
Pennsylvania Higher Educational Facilities Authority RB PUTTERS Series 2006-1271 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.45%, 4/07/09(a)(b)(c)	3,655	3,655,000
Pennsylvania Higher Educational Facilities Authority RB (Holy Family University Project) Series 2008 VRDN (TD Bank N.A. LOC),
0.47%, 4/02/09(a)	1,500	1,500,000
Pennsylvania Housing Finance Agency RB (Rental Housing Project) Series 2008B VRDN (Bank of America N.A. SBPA),
0.55%, 4/07/09(a)	35	35,000
Pennsylvania Housing Finance Agency RB (Rental Housing Project) Series 2008C VRDN (Bank of America N.A. SBPA),
0.55%, 4/07/09(a)	35	35,000
Pennsylvania Housing Finance Agency RB (Rental Housing Project) Series 2008D VRDN (Bank of America N.A. SBPA),
0.55%, 4/07/09(a)	1,800	1,800,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB PUTTERS Series 2007-1213B AMT VRDN (JPMorgan Chase & Co. Liquidity Facility),
0.65%, 4/07/09(a)(b)(c)	1,245	1,245,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB PUTTERS Series 2008-3211 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.45%, 4/07/09(a)(b)(c)	4,515	4,515,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB PUTTERS Series 2009-3297 AMT VRDN (JPMorgan Chase Bank Liquidity Facility),
0.65%, 4/07/09(a)(b)(c)	1,245	1,245,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-83B AMT VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA),
0.80%, 4/07/09(a)	1,810	1,810,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-83C AMT VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA),
0.80%, 4/07/09(a)	1,400	1,400,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-84D AMT VRDN (Dexia Credit Local SBPA),
2.75%, 4/07/09(a)	5,000	5,000,000

28	ANNUAL REPORT	MARCH 31, 2009

Schedule of Investments (continued)	Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania (continued)
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-85B AMT VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA),
0.75%, 4/07/09(a)	$3,300	$3,300,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-85C AMT VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA),
0.80%, 4/07/09(a)	2,145	2,145,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2006-95C AMT VRDN (Dexia Credit Local SBPA),
2.00%, 4/07/09(a)	8,000	8,000,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2007-99C AMT VRDN (Dexia Credit Local SBPA),
2.75%, 4/07/09(a)	2,400	2,400,000
Pennsylvania Turnpike Commission RB (Multi-Modal Project) Series 2008A-2 VRDN (JPMorgan Chase Bank SBPA),
0.45%, 4/07/09(a)	7,350	7,350,000
Pennsylvania Turnpike Commission RB (Multi-Modal Project) Series 2008A-3 VRDN (JPMorgan Chase Bank SBPA),
0.50%, 4/07/09(a)	16,875	16,875,000
Pennsylvania Turnpike Commission RB Series 2002A-1 VRDN (WestLB SBPA),
0.50%, 4/07/09(a)	31,175	31,175,000
Pennsylvania Turnpike Commission RB Series 2002A-2 VRDN (Landesbank Baden-Wurttemberg Girozentrale SBPA),
0.50%, 4/07/09(a)	27,490	27,490,000
Pennsylvania Turnpike Commission RB Series 2002B VRDN (Dexia Credit Local SBPA),
1.75%, 4/07/09(a)	1,355	1,355,000
Pennsylvania Turnpike RB Series 2002A-3 VRDN (Bayerische Landesbank Girozentrale SBPA),
0.50%, 4/07/09(a)	2,300	2,300,000
Philadelphia Airport RB Series 2005C AMT VRDN (TD Bank N.A. LOC),
0.55%, 4/07/09(a)	7,500	7,500,000
Philadelphia Airport RB SPEARS Series 2008DB-495 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. Liquidity Facility),
0.52%, 4/07/09(a)(b)(c)	2,880	2,880,000
Philadelphia Authority for Industrial Development (Chemical Heritage Foundation Project) RB Series 1998 VRDN (Wachovia Bank N.A. LOC),
0.50%, 4/07/09(a)	5,195	5,195,000
Philadelphia Authority for Industrial Development (Chestnut Hill Academy Project) RB Series 2005 VRDN (Wachovia Bank N.A. LOC),
0.57%, 4/07/09(a)	3,900	3,900,000
Philadelphia Authority for Industrial Development (Chestnut Hill College Project) RB Series 2007A VRDN (Wachovia Bank N.A. LOC),
0.50%, 4/07/09(a)	4,555	4,555,000
Philadelphia Authority IDRB (Gift of Life Donor Program Project) Series 2003 VRDN (TD Bank N.A. LOC),
0.44%, 4/07/09(a)	2,955	2,955,000
Philadelphia Authority IDRB (Girard Estate Aramark Tower Acquisition Project) Series 2002 VRDN (JPMorgan Chase Bank LOC),
0.45%, 4/07/09(a)	1,050	1,050,000
Philadelphia Authority IDRB (Girard Estate Facilities Leasing Project) Series 2001 VRDN (Morgan Guaranty Trust LOC),
0.45%, 4/07/09(a)	5,800	5,800,000
Philadelphia Authority IDRB (Liberty Lutheran Services Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.48%, 4/07/09(a)	3,900	3,900,000
Philadelphia Authority IDRB (Universal Community Homes Project) Series 2003 VRDN (Wachovia Bank N.A. LOC),
0.62%, 4/07/09(a)	1,635	1,635,000
Philadelphia Authority IDRB Series 2007B VRDN (JPMorgan Chase Bank LOC),
0.40%, 4/07/09(a)	27,000	27,000,000
Philadelphia Gas Works RB Series 2004A-2 VRDN (JPMorgan Chase Bank LOC),
0.40%, 4/07/09(a)	6,425	6,425,000
Philadelphia GO Series 2008A TRAN,
3.50%, 6/30/09	19,500	19,571,575
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2008B VRDN (Wachovia Bank N.A. SBPA),
0.35%, 4/01/09(a)	1,800	1,800,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2002A VRDN (JPMorgan Chase Bank SBPA),
0.35%, 4/01/09(a)	6,100	6,100,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2002B VRDN (JPMorgan Chase Bank SBPA),
0.35%, 4/01/09(a)	33,500	33,500,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2003A VRDN (JPMorgan Chase Bank SBPA),
0.35%, 4/01/09(a)	8,190	8,190,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2008A VRDN (Wachovia Bank N.A. SBPA),
0.35%, 4/01/09(a)	1,000	1,000,000
Philadelphia School District GO Municipal Trust Receipts Floaters Series 2004 VRDN (Branch Banking & Trust Co. LOC),
0.46%, 4/07/09(a)(b)	11,090	11,090,000
Philadelphia School District GO Series 2008B-1 VRDN (State Aid Withholding Insurance, Wachovia Bank N.A. LOC),
0.47%, 4/07/09(a)	5,000	5,000,000
Pittsburgh School District GO Series 2008 BAN,
3.50%, 11/02/09	4,800	4,841,590
St. Mary Hospital Authority Bucks County RB (Catholic Health Initiatives Project) Series 2004B VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA),
0.37%, 4/07/09(a)	1,100	1,100,000
St. Mary Hospital Authority Bucks County RB (Catholic Health Initiatives Project) Series 2004C VRDN,
0.32%, 4/07/09(a)	8,900	8,900,000

ANNUAL REPORT	MARCH 31, 2009	29

Schedule of Investments (concluded)	Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania (continued)
University of Pittsburgh of the Commonwealth System of Higher Education RB (University Capital Project) Series 2000B VRDN (Lloyds Banking Group Plc SBPA),
0.54%, 4/07/09(a)	$1,300	$1,300,000
University of Pittsburgh of the Commonwealth System of Higher Education RB (University Capital Project) Series 2006C VRDN (Lloyds Banking Group Plc SBPA),
0.54%, 4/07/09(a)	1,200	1,200,000
Upper Merion General Authority Lease RB Series 2003 VRDN (TD Bank N.A. LOC),
0.46%, 4/07/09(a)	95	95,000
Venango County IDRB (Scrubgrass Project) AMT TECP (Dexia LOC),
3.00%, 4/01/09-4/07/09	23,423	23,423,000
Washington County Authority RB (Girard Estate Refunding Project) Series 1999 VRDN (JPMorgan Chase Bank LOC),
0.45%, 4/07/09(a)	1,455	1,455,000
Washington County Authority RB (University of Pennsylvania Project) Series 2004 VRDN,
0.20%, 4/07/09(a)	4,825	4,825,000
Westmoreland County IDRB (Redstone Retirement Project) Series 2005B VRDN (Bank of Nova Scotia LOC),
0.53%, 4/07/09(a)	8,890	8,890,000
York County IDRB (Allied-Signal, Inc. Project) Series 1993 VRDN,
0.95%, 4/07/09(a)	1,000	1,000,000
York County IDRB (Interstate Holdings Co. Project) Series 2003 AMT VRDN (Wachovia Bank N.A. Liquidity Facility),
0.72%, 4/07/09(a)	1,145	1,145,000

		642,241,959

Puerto Rico — 1.2%
Commonwealth of Puerto Rico Series 2008A-3 TRAN (BBVA Bank LOC),
3.00%, 7/30/09	8,000	8,035,275

Total Investments (Cost — $650,277,234*) — 96.1%		650,277,234
Other Assets in Excess of Liabilities — 3.9%		26,056,721

Net Assets — 100.0%		$676,333,955

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	Investments in companies considered to be an affiliate during the period October 1, 2008 to December 31, 2008, which acts as a remarketing agent for the security, of the Portfolio were as follows:

Affiliate	Interest Income
Lehigh County General Purpose Authority RB (Muhlenberg College Project) Series 2008 VRDN (Bank of America N.A. LOC)	$11,489
Northampton County General Purpose Authority RB (Lafayette College Project) Series 2006 VRDN (JPMorgan Chase Bank, N.A. SBPA)	$5,257

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”. FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$—
Level 2	650,277,234
Level 3	—

Total	$650,277,234

See Notes to Financial Statements.

30	ANNUAL REPORT	MARCH 31, 2009

Schedule of Investments March 31, 2009	Virginia Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Virginia — 91.5%
Alexandria IDRB (YMCA of Billings Project) Series 1998 VRDN (M&T Bank Corp. LOC),
0.59%, 4/07/09(a)	$3,205	$3,205,000
Arlington County IDRB (Woodbury Park Project) Series 2005A VRDN (Federal Home Loan Mortgage Liquidity Facility),
0.50%, 4/07/09(a)	4,920	4,920,000
Fairfax County Economic Development Authority Health Care Facilities RB (Capital Hospice Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC),
0.55%, 4/07/09(a)	1,000	1,000,000
Fairfax County Economic Development Authority RB (Smithsonian Institute Project) Series 2006A VRDN (Bank of America N.A. LOC),
0.46%, 4/07/09(a)	700	700,000
Fairfax County IDRB (Inova Health Systems Project) Series 2005A-1 VRDN,
0.42%, 4/07/09(a)	3,780	3,780,000
Fairfax County IDRB (Inova Health Systems Project) Series 2005C-1 VRDN,
0.40%, 4/07/09(a)	3,245	3,245,000
Hampton Redevelopment & Housing Authority RB (Multi-Family Housing Project) Series 1998 VRDN (Federal National Mortgage Assoc. Credit Support & LOC),
0.50%, 4/07/09(a)	1,225	1,225,000
Hanover County Economic Development Authority RB (Bon Secours Health System, Inc. Project) Series 2008D-2 VRDN (U.S. Bank N.A. LOC),
0.40%, 4/07/09(a)	6,880	6,880,000
Lexington IDA Educational Facilities RB (VMI Development Board, Inc. Project) Series 2006 VRDN (Wachovia Bank N.A. LOC),
0.35%, 4/01/09(a)	8,100	8,100,000
Loudoun County IDRB (Howard Hughes Medical Institute Project) Series 2003A VRDN,
0.29%, 4/07/09(a)	4,800	4,800,000
Loudoun County IDRB (Howard Hughes Medical Institute Project) Series 2003B VRDN,
0.29%, 4/07/09(a)	3,000	3,000,000
Loudoun County IDRB (Howard Hughes Medical Institute Project) Series 2003E VRDN,
0.25%, 4/07/09(a)	1,800	1,800,000
Loudoun County IDRB (Howard Hughes Medical Institute Project) Series 2003F VRDN,
0.25%, 4/07/09(a)	2,605	2,605,000
Louisa County IDRB (Pooled Financing Project) Series 1995 VRDN (Bank of America N.A. LOC),
0.55%, 4/07/09(a)	165	165,000
Montgomery County IDRB (Virginia Technical Foundation Project) Series 2005 VRDN (Bank of America N.A. LOC),
0.55%, 4/01/09(a)	1,000	1,000,000
Newport News IDRB (CNU Warwick LLC Student Apartments Project) Series 2004 VRDN (Bank of America N.A. LOC),
0.55%, 4/07/09(a)	200	200,000
Norfolk Economic Development Authority Hospital Facilities RB (Sentara Healthcare Project) Series 2009C VRDN,
0.30%, 4/07/09(a)	700	700,000
Norfolk Redevelopment & Housing Authority RB (Harbor’s Edge Project) Series 2004B VRDN (HSH Nordbank AG LOC),
0.57%, 4/07/09(a)	3,700	3,700,000
Richmond IDRB (Diocese of Virginia Church School Project) Series 2001 VRDN (SunTrust Bank LOC),
0.62%, 4/01/09(a)	400	400,000
Virginia Beach Development Authority IDRB (Ocean Ranch Motel Corp. Project) Series 1998 VRDN (Branch Banking & Trust Co. LOC),
0.55%, 4/07/09(a)	600	600,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Project) Series 2006B VRDN (Wachovia Bank N.A. SBPA),
0.35%, 4/01/09(a)	1,500	1,500,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Project) Series 2006C VRDN (Wachovia Bank N.A. SBPA),
0.35%, 4/01/09(a)	1,600	1,600,000
Virginia College Building Authority Educational Facilities RB (Shenandoah University Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.60%, 4/01/09(a)	3,200	3,200,000
Virginia Commonwealth University Health System Authority RB Series 2008B VRDN (Branch Banking & Trust Co. LOC),
0.35%, 4/01/09(a)	500	500,000
Virginia Commonwealth University Health System Authority RB Series 2008C VRDN (Branch Banking & Trust Co. LOC),
0.60%, 4/01/09(a)	800	800,000
Virginia Public Building Authority RB Series 2005D VRDN (Dexia Bank SBPA),
1.65%, 4/07/09(a)	2,200	2,200,000
Virginia Resources Authority Clean Water RB Municipal Trust Receipts Floaters Series 2007-1860 VRDN (Wells Fargo Bank N.A. LOC),
0.44%, 4/07/09(a)(b)	3,600	3,600,000
Virginia Small Business Financing Authority RB (Carilion Clinic Obligated Group Project) Series 2008B VRDN (Bank of America N.A. SBPA),
0.35%, 4/01/09(a)	1,100	1,100,000
Virginia Small Business Financing Authority RB (Virginia State University Real Estate Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.35%, 4/01/09(a)	2,100	2,100,000
Winchester Authority Residential Care Facility IDRB (Westminster-Canterbury Project) Series 2005B VRDN (Branch Banking & Trust Co. LOC),
0.55%, 4/07/09(a)	1,400	1,400,000

		70,025,000

Puerto Rico — 8.0%
Commonwealth of Puerto Rico GO Series 2008-355 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA),
0.54%, 4/07/09(a)(b)	1,100	1,100,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB Series 2008 ROC-RR-II-R-10327CE VRDN (Citigroup Financial Products Liquidity Facility, Citigroup Financial Products Guaranty),
2.46%, 4/07/09(a)(b)	1,300	1,300,000

ANNUAL REPORT	MARCH 31, 2009	31

Schedule of Investments (concluded)	Virginia Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Puerto Rico (continued)
Commonwealth of Puerto Rico Series 2008A-2 TRAN (BNP Paribas LOC),
3.00%, 7/30/09	$3,000	$3,013,228
Puerto Rico Sales Tax Financing Corp. RB Municipal Trust Receipts Floaters Series 2008-2936 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),
0.69%, 4/02/09(a)(b)	700	700,000

		6,113,228

Total Investments (Cost — $76,138,228*) — 99.5%		76,138,228
Other Assets in Excess of Liabilities — 0.5%		353,907

Net Assets — 100.0%		$76,492,135

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”. FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$—
Level 2	76,138,228
Level 3	—

Total	$76,138,228

See Notes to Financial Statements.

32	ANNUAL REPORT	MARCH 31, 2009

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Statements of Assets and Liabilities

March 31, 2009	Money Market Portfolio	U.S. Treasury Money Market Portfolio	Municipal Money Market Portfolio	New Jersey Municipal Money Market Portfolio
Assets
Investments at value - unaffiliated[1]	$1,800,936,342	$366,257,440	$271,784,147	$150,858,715
Repurchase agreements at value - unaffiliated[2]	18,061,000	198,582,000	—	—
Cash	2,370	388	187,207	78,452
Interest receivable	1,511,597	166,086	1,095,459	654,905
Investments sold receivable	10,011,150	—	—	—
Receivable from advisor	261,745	87,133	73,816	25,475
Capital shares sold receivable	990,193	685,417	59,428	—
Prepaid expenses	210,493	92,771	69,930	24,605

Total assets	1,831,984,890	565,871,235	273,269,987	151,642,152

Liabilities
Investments purchased payable	18,700,000	19,957,533	—	602,430
Capital shares redeemed payable	3,119,694	—	751,556	238,126
Investment advisory fees payable	496,983	96,848	71,407	29,703
Income dividends payable	335,472	15	40,543	44,709
Service and distribution fees payable	271,070	1,971	13,754	10,669
Other affiliates payable	370,890	118,464	56,749	30,448
Officer’s and Trustees’ fees payable	11,084	7,904	6,531	6,120
Other accrued expenses payable	190,679	67,660	52,969	42,332

Total liabilities	23,495,872	20,250,395	993,509	1,004,537

Net Assets	$1,808,489,018	$545,620,840	$272,276,478	$150,637,615

Net Assets Consist of
Paid-in capital	$1,808,308,307	$545,566,102	$272,278,893	$150,634,403
Undistributed net investment income	180,711	54,738	8,019	105
Accumulated net realized gain (loss)	—	—	(10,434)	3,107

Net Assets	$1,808,489,018	$545,620,840	$272,276,478	$150,637,615

[1] Investments at cost - unaffiliated	$1,800,936,342	$366,257,440	$271,784,147	$150,858,715
[2] Repurchase agreements at cost - unaffiliated	$18,061,000	$198,582,000	—	—

See Notes to Financial Statements.

34	ANNUAL REPORT	MARCH 31, 2009

Statements of Assets and Liabilities (continued)

March 31, 2009	Money Market Portfolio	U.S. Treasury Money Market Portfolio	Municipal Money Market Portfolio	New Jersey Municipal Money Market Portfolio
Net Asset Value
Institutional
Net Assets	$543,487,339	$228,457,232	$101,246,114	$103,465,241

Shares outstanding, unlimited number of shares authorized, $0.001 par value	543,476,576	228,456,957	101,184,566	103,450,214

Net Asset Value	$1.00	$1.00	$1.00	$1.00

Service
Net Assets	$514,764,225	$213,401,598	$47,592,367	$23,791,449

Shares outstanding, unlimited number of shares authorized, $0.001 par value	514,719,334	213,434,510	47,620,453	23,807,119

Net Asset Value	$1.00	$1.00	$1.00	$1.00

Hilliard Lyons
Net Assets	$167,658,223	—	$118,136,904	—

Shares outstanding, unlimited number of shares authorized, $0.001 par value	167,635,832	—	118,137,198	—

Net Asset Value	$1.00	—	$1.00	—

Investor A
Net Assets	$510,949,922	$103,762,010	$5,301,093	$23,380,925

Shares outstanding, unlimited number of shares authorized, $0.001 par value	510,906,904	103,740,298	5,300,862	23,372,457

Net Asset Value	$1.00	$1.00	$1.00	$1.00

Investor B
Net Assets	$23,467,101	—	—	—

Shares outstanding, unlimited number of shares authorized, $0.001 par value	23,463,586	—	—	—

Net Asset Value	$1.00	—	—	—

Investor C
Net Assets	$48,162,208	—	—	—

Shares outstanding, unlimited number of shares authorized, $0.001 par value	48,159,314	—	—	—

Net Asset Value	$1.00	—	—	—

See Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2009	35

Statements of Assets and Liabilities (continued)

March 31, 2009	North Carolina Municipal Money Market Portfolio	Ohio Municipal Money Market Portfolio	Pennsylvania Municipal Money Market Portfolio	Virginia Municipal Money Market Portfolio
Assets
Investments at value - unaffiliated[1]	$78,854,124	$219,864,915	$650,277,234	$76,138,228
Cash	4,234,260	584,644	2,179,946	13,968
Interest receivable	178,076	703,359	1,145,954	81,761
Investments sold receivable	—	—	23,197,341	300,018
Receivable from advisor	2,741	50,034	126,440	6,961
Capital shares sold receivable	—	—	40,344	—
Prepaid expenses	17,211	20,032	57,576	20,163

Total assets	83,286,412	221,222,984	677,024,835	76,561,099

Liabilities
Investments purchased payable	—	2,009,956	—	—
Capital shares redeemed payable	—	377,998	110,000	—
Investment advisory fees payable	8,220	51,403	184,694	8,095
Income dividends payable	6,500	105,983	163,664	10,068
Service and distribution fees payable	726	9,025	19,610	143
Other affiliates payable	7,106	40,762	130,035	10,822
Officer’s and Trustees’ fees payable	5,803	6,285	7,782	5,846
Other accrued expenses payable	38,268	45,597	75,095	33,990

Total liabilities	66,623	2,647,009	690,880	68,964

Net Assets	$83,219,789	$218,575,975	$676,333,955	$76,492,135

Net Assets Consist of
Paid-in capital	$83,243,292	$218,578,147	$676,330,820	$76,479,643
Undistributed net investment income	—	909	128	142
Accumulated net realized gain (loss)	(23,503)	(3,081)	3,007	12,350

Net Assets	$83,219,789	$218,575,975	$676,333,955	$76,492,135

[1] Investments at cost - unaffiliated	$78,854,124	$219,864,915	$650,277,234	$76,138,228

See Notes to Financial Statements.

36	ANNUAL REPORT	MARCH 31, 2009

Statements of Assets and Liabilities (concluded)

March 31, 2009	North Carolina Municipal Money Market Portfolio	Ohio Municipal Money Market Portfolio	Pennsylvania Municipal Money Market Portfolio	Virginia Municipal Money Market Portfolio
Net Asset Value
Institutional
Net Assets	$79,879,675	$179,038,053	$589,723,966	$75,817,451

Shares outstanding, unlimited number of shares authorized, $0.001 par value	79,897,989	179,030,749	589,668,821	75,800,839

Net Asset Value	$1.00	$1.00	$1.00	$1.00

Service
Net Assets	$3,172,117	$14,636,025	$52,126,536	$674,684

Shares outstanding, unlimited number of shares authorized, $0.001 par value	3,172,646	14,637,663	52,130,716	674,537

Net Asset Value	$1.00	$1.00	$1.00	$1.00

Investor A
Net Assets	$167,997	$24,901,897	$34,483,453	—

Shares outstanding, unlimited number of shares authorized, $0.001 par value	168,046	24,908,325	34,478,622	—

Net Asset Value	$1.00	$1.00	$1.00	—

See Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2009	37

Statements of Operations

	Money Market Portfolio		U.S. Treasury Money Market Portfolio		Municipal Money Market Portfolio
	Period October 1, 2008 to March 31, 2009	Year Ended September 30, 2008	Period October 1, 2008 to March 31, 2009	Year Ended September 30, 2008	Period October 1, 2008 to March 31, 2009	Year Ended September 30, 2008
Investment Income
Interest	$19,532,980	$65,514,362	$1,951,842	$15,550,677	$2,141,515	$9,439,105
Interest - affiliated	468	3,207	7	48	2	16,929

Total investment income	19,533,448	65,517,569	1,951,849	15,550,725	2,141,517	9,456,034

Expenses
Investment advisory	3,774,253	7,228,100	1,548,954	2,594,633	649,302	1,558,308
Service and distribution - class specific	1,748,574	2,884,432	469,019	678,707	238,956	678,949
Transfer agent - class specific	1,140,356	351,206	384,445	11,458	186,835	4,567
Administration	559,473	1,075,114	248,669	424,607	108,217	259,718
Federal insurance	349,392	—	152,346	—	76,806	—
Administration - class specific	215,718	409,957	86,053	144,146	36,072	86,573
Printing	176,617	271,367	37,850	56,358	14,926	33,825
Registration	61,271	93,401	27,336	49,998	30,770	57,314
Professional	51,515	49,416	30,160	39,918	29,559	25,915
Custodian	35,366	82,130	17,795	36,354	6,280	29,019
Officer and Trustees	18,210	45,253	12,614	31,139	9,295	26,417
Miscellaneous	25,604	43,201	13,286	27,520	9,552	15,969

Total expenses	8,156,349	12,533,577	3,028,527	4,094,838	1,396,570	2,776,574
Less fees waived by advisor	(997,877)	(1,811,476)	(652,648)	(896,415)	(250,723)	(546,666)
Less administration fees waived	—	—	—	—	—	—
Less administration fees waived - class specific	(117,565)	(144,437)	(64,432)	(76,521)	(21,018)	(18,791)
Less transfer agent fees waived - class specific	(8,502)	(6,962)	(4,534)	(1,943)	(1,009)	(390)
Less transfer agent fees reimbursed - class specific	(748,678)	(34,229)	(364,942)	(4,593)	(163,631)	(1,045)
Less service fees waived - class specific	(83,376)	(18,078)	(379,155)	—	(148,811)	(461,550)
Less fees paid indirectly	(831)	(6,906)	(14)	(19)	(482)	(5,112)

Total expenses after waivers, reimbursement and fees paid indirectly	6,199,520	10,511,489	1,562,802	3,115,347	810,896	1,743,020

Net investment income	13,333,928	55,006,080	389,047	12,435,378	1,330,621	7,713,014

Realized Gain (Loss)
Net realized gain (loss) from investments	89,181	100,671	58,726	—	(1,680)	5,580

Net Increase in Net Assets Resulting from Operations	$13,423,109	$55,106,751	$447,773	$12,435,378	$1,328,941	$7,718,594

See Notes to Financial Statements.

38	ANNUAL REPORT	MARCH 31, 2009

New Jersey Municipal Money Market Portfolio		North Carolina Municipal Money Market Portfolio		Ohio Municipal Money Market Portfolio		Pennsylvania Municipal Money Market Portfolio		Virginia Municipal Money Market Portfolio
Period October 1, 2008 to March 31, 2009	Year Ended September 30, 2008	Period October 1, 2008 to March 31, 2009	Year Ended September 30, 2008	Period October 1, 2008 to March 31, 2009	Year Ended September 30, 2008	Period October 1, 2008 to March 31, 2009	Year Ended September 30, 2008	Period October 1, 2008 to March 31, 2009	Year Ended September 30, 2008
$1,272,107	$4,874,595	$445,017	$2,114,931	$1,987,930	$4,154,819	$4,894,632	$16,600,425	$524,952	$2,786,432
2	224,830	1	7	67,208	383,745	16,748	202,554	—	23,629

1,272,109	5,099,425	445,018	2,114,938	2,055,138	4,538,564	4,911,380	16,802,979	524,952	2,810,061

359,138	854,625	151,615	364,575	500,294	730,078	1,582,830	2,901,567	185,769	485,803
64,103	165,760	4,159	10,822	64,953	99,175	121,119	279,616	531	1,182
93,422	3,948	10,110	4,300	81,059	2,850	442,129	16,736	28,138	8,897
59,856	142,437	25,269	60,763	83,382	121,680	253,562	469,115	30,961	80,967
35,676	—	14,955	—	37,894	—	140,628	—	20,347	—
19,952	47,479	8,423	20,254	27,794	40,562	82,601	157,907	10,320	26,994
7,140	15,481	3,426	7,175	11,150	13,906	34,121	48,993	3,960	8,920
8,130	16,600	7,918	15,102	6,728	12,848	10,248	18,805	9,257	17,525
28,545	27,664	25,515	28,952	25,855	31,129	33,490	41,712	23,179	25,899
4,575	19,336	1,592	8,933	6,164	16,454	14,382	43,299	1,656	9,972
8,266	24,872	7,622	23,123	8,863	24,057	11,875	30,595	7,706	23,700
11,112	15,937	5,429	10,610	10,436	15,505	9,826	18,743	4,917	8,943

699,915	1,334,139	266,033	554,609	864,572	1,108,244	2,736,811	4,027,088	326,741	698,802
(175,119)	(372,544)	(127,177)	(274,587)	(218,409)	(332,278)	(471,395)	(859,399)	(143,371)	(337,716)
—	—	—	(1,009)	—	—	—	—	—	—
(15,516)	(30,958)	(8,017)	(19,170)	(21,795)	(30,686)	(73,682)	(129,953)	(10,269)	(26,886)
(594)	(753)	(224)	(412)	(824)	(590)	(1,827)	(3,409)	(159)	(727)
(86,377)	(2,156)	(9,437)	(3,566)	(78,747)	(1,736)	(429,090)	(11,638)	(27,959)	(8,132)
(3,824)	—	(148)	—	—	—	(7,541)	—	(218)	—
(2,905)	(7,432)	(1,995)	(1,249)	(2)	(2,448)	(15,148)	(8,467)	(239)	(345)

415,580	920,296	119,035	254,616	544,795	740,506	1,738,128	3,014,222	144,526	324,996

856,529	4,179,129	325,983	1,860,322	1,510,343	3,798,058	3,173,252	13,788,757	380,426	2,485,065

3,450	1,356	—	(15,916)	—	(3,081)	—	103,341	14,427	2,423

$859,979	$4,180,485	$325,983	$1,844,406	$1,510,343	$3,794,977	$3,173,252	$13,892,098	$394,853	$2,487,488

See Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2009	39

Statements of Changes in Net Assets

	Money Market Portfolio			U.S. Treasury Money Market Portfolio
Increase (Decrease) in Net Assets:	Period October 1, 2008 to March 31, 2009	Year Ended September 30,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2008	2007		2008	2007
Operations
Net investment income	$13,333,928	$55,006,080	$76,741,208	$389,047	$12,435,378	$20,415,039
Net realized gain (loss)	89,181	100,671	(2,848)	58,726	—	—

Net increase in net assets resulting from operations	13,423,109	55,106,751	76,738,360	447,773	12,435,378	20,415,039

Dividends to Shareholders From
Net investment income:
Institutional	(5,053,913)	(21,187,525)	(30,926,483)	(241,378)	(6,906,104)	(8,825,939)
Service	(3,435,645)	(15,512,508)	(20,365,498)	(102,341)	(4,696,483)	(10,219,151)
Hilliard Lyons	(1,158,508)	(4,661,065)	(6,327,437)	—	—	—
Investor A	(3,386,607)	(13,153,317)	(18,353,476)	(45,328)	(832,791)	(1,369,949)
Investor B	(98,423)	(299,468)	(570,502)	—	—	—
Investor C	(200,832)	(192,197)	(197,812)	—	—	—

Decrease in net assets resulting from dividends to shareholders	(13,333,928)	(55,006,080)	(76,741,208)	(389,047)	(12,435,378)	(20,415,039)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	111,232,816	3,878,510	127,891,591	(249,591,546)	204,594,923	103,487,944

Net Assets
Total increase (decrease) in net assets	111,321,997	3,979,181	127,888,743	(249,532,820)	204,594,923	103,487,944
Beginning of period	1,697,167,021	1,693,187,840	1,565,299,097	795,153,660	590,558,737	487,070,793

End of period	$1,808,489,018	$1,697,167,021	$1,693,187,840	$545,620,840	$795,153,660	$590,558,737

End of period undistributed net investment income	$180,711	$64,239	$64,239	$54,738	$46,591	$46,591

See Notes to Financial Statements.

40	ANNUAL REPORT	MARCH 31, 2009

Municipal Money Market Portfolio			New Jersey Municipal Money Market Portfolio			North Carolina Municipal Money Market Portfolio
Period October 1, 2008 to March 31, 2009	Year Ended September 30,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,
	2008	2007		2008	2007		2008		2007
$1,330,621	$7,713,014	$10,444,956	$856,529	$4,179,129	$5,664,183	$325,983		$1,860,322	$2,545,427
(1,680)	5,580	(14,334)	3,450	1,356	7,366	—		(15,916)	38

1,328,941	7,718,594	10,430,622	859,979	4,180,485	5,671,549	325,983		1,844,406	2,545,465

(465,164)	(1,696,884)	(2,027,791)	(623,796)	(2,847,071)	(3,456,093)	(313,640)		(1,769,978)	(2,506,251)
(256,751)	(1,670,023)	(3,260,720)	(111,008)	(676,083)	(1,493,271)	(11,837)		(87,834)	(30,289)
(583,530)	(4,233,965)	(5,026,924)	—	—	—	—		—	—
(25,176)	(112,142)	(129,599)	(121,725)	(655,975)	(714,819)	(506)		(2,510)	(8,895)
—	—	—	—	—	—	—		—	—
—	—	—	—	—	—	—		—	—

(1,330,621)	(7,713,014)	(10,445,034)	(856,529)	(4,179,129)	(5,664,183)	(325,983)		(1,860,322)	(2,545,435)

(39,450,242)	(1,590,608)	(23,588,224)	(16,678,991)	(61,955,993)	55,470,254	19,504,466		(3,998,628)	5,671,615

(39,451,922)	(1,585,028)	(23,602,636)	(16,675,541)	(61,954,637)	55,477,620	19,504,466		(4,014,544)	5,671,645
311,728,400	313,313,428	336,916,064	167,313,156	229,267,793	173,790,173	63,715,323		67,729,867	62,058,222

$272,276,478	$311,728,400	$313,313,428	$150,637,615	$167,313,156	$229,267,793	$83,219,789		$63,715,323	$67,729,867

$8,019	$8,019	$8,019	$105	$78	$13	$—	$	— $	—

See Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2009	41

Statements of Changes in Net Assets (concluded)

	Ohio Municipal Money Market Portfolio			Pennsylvania Municipal Money Market Portfolio
	Period October 1, 2008 to March 31, 2009	Year Ended September 30,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,
Increase (Decrease) in Net Assets:		2008	2007		2008	2007
Operations
Net investment income	$1,510,343	$3,798,058	$5,097,354	$3,173,252	$13,788,757	$19,110,199
Net realized gain (loss)	—	(3,081)	28,703	—	103,341	(28,946)

Net increase in net assets resulting from operations	1,510,343	3,794,977	5,126,057	3,173,252	13,892,098	19,081,253

Dividends to Shareholders From
Net investment income:
Institutional	(1,171,181)	(2,958,891)	(4,205,016)	(2,829,612)	(11,765,746)	(16,495,727)
Service	(131,397)	(221,260)	(190,290)	(196,052)	(1,080,244)	(1,573,883)
Investor A	(206,952)	(617,907)	(702,048)	(147,588)	(942,767)	(1,040,589)

Decrease in net assets resulting from dividends to shareholders	(1,509,530)	(3,798,058)	(5,097,354)	(3,173,252)	(13,788,757)	(19,110,199)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	13,688,746	73,164,074	(25,233,037)	51,090,783	35,314,113	52,198,539

Net Assets
Total increase (decrease) in net assets	13,689,559	73,160,993	(25,204,334)	51,090,783	35,417,454	52,169,593
Beginning of period	204,886,416	131,725,423	156,929,757	625,243,172	589,825,718	537,656,125

End of period	$218,575,975	$204,886,416	$131,725,423	$676,333,955	$625,243,172	$589,825,718

End of period undistributed net investment income	$909	$96	$—	$128	$—	$—

See Notes to Financial Statements.

42	ANNUAL REPORT	MARCH 31, 2009

Virginia Municipal Money Market Portfolio
Period October 1, 2008 to March 31, 2009	Year Ended September 30,
	2008	2007
$380,426	$2,485,065	$2,602,675
14,427	2,423	(484)

394,853	2,487,488	2,602,191

(379,602)	(2,473,787)	(2,583,685)
(824)	(11,278)	(18,990)
—	—	—

(380,426)	(2,485,065)	(2,602,675)

(14,601,974)	8,399,812	11,160,010

(14,587,547)	8,402,235	11,159,526
91,079,682	82,677,447	71,517,921

$76,492,135	$91,079,682	$82,677,447

$142	$142	$52

See Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2009	43

Financial Highlights	Money Market Portfolio

	Institutional						Service
	Period October 1, 2008 to March 31, 2009	Year Ended September 30,					Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2008	2007	2006	2005	2004		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0090	0.0346	0.0498	0.0436	0.0233	0.0083	0.0075	0.0318	0.0469	0.0407	0.0203	0.0054
Dividends from net investment income	(0.0090)	(0.0346)	(0.0498)	(0.0436)	(0.0233)	(0.0083)	(0.0075)	(0.0318)	(0.0469)	(0.0407)	(0.0203)	(0.0054)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.90%[1]	3.52%	5.10%	4.44%	2.36%	0.84%	0.75%[1]	3.23%	4.80%	4.14%	2.05%	0.54%

Ratios to Average Net Assets
Total expenses after waivers, reimbursements and fees paid indirectly	0.46%[2]	0.42%	0.42%	0.42%	0.42%	0.42%	0.75%[2]	0.70%	0.71%	0.71%	0.72%	0.71%

Total expenses	0.75%[2]	0.56%	0.58%	0.63%	0.71%	0.63%	0.97%[2]	0.81%	0.84%	0.89%	0.96%	0.93%

Net investment income	1.79%[2]	3.57%	4.99%	4.36%	2.30%	0.78%	1.40%[2]	3.16%	4.69%	4.09%	2.02%	0.54%

Supplemental Data
Net assets, end of period (000)	$543,487	$595,728	$745,726	$568,058	$574,473	$593,380	$514,764	$454,585	$405,701	$448,015	$411,831	$374,441

	Hilliard Lyons							Investor A
	Period October 1, 2008 to March 31, 2009	Year Ended September 30,					Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2008	2007	2006	2005	2004		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0075	0.0319	0.0471	0.0406	0.0198	0.0043	0.0071	0.0312	0.0461	0.0399	0.0199	0.0044
Dividends from net investment income	(0.0075)	(0.0319)	(0.0471)	(0.0406)	(0.0198)	(0.0043)	(0.0071)	(0.0312)	(0.0461)	(0.0399)	(0.0199)	(0.0044)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.75%[1]	3.23%	4.81%	4.13%	2.00%	0.43%	0.71%[1]	3.16%	4.71%	4.07%	2.01%	0.44%

Ratios to Average Net Assets
Total expenses after waivers, reimbursements and fees paid indirectly	0.75%[2]	0.70%	0.70%	0.72%	0.77%	0.82%	0.83%[2]	0.76%	0.79%	0.79%	0.76%	0.82%

Total expenses	1.00%[2]	0.80%	0.82%	0.98%	1.07%	1.13%	0.94%[2]	0.87%	0.92%	1.05%	1.06%	1.13%

Net investment income	1.46%[2]	3.16%	4.70%	4.06%	1.98%	0.42%	1.41%[2]	3.07%	4.61%	3.98%	2.04%	0.43%

Supplemental Data
Net assets, end of period (000)	$167,658	$144,584	$131,720	$121,243	$116,066	$116,254	$510,950	$461,079	$393,399	$399,656	$433,609	$362,495

See Notes to Financial Statements.

44	ANNUAL REPORT	MARCH 31, 2009

Financial Highlights (continued)	Money Market Portfolio

	Investor B						Investor C
	Period October 1, 2008 to March 31, 2009	Year Ended September 30,					Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2008	2007	2006	2005	2004		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0044	0.0250	0.0418	0.0354	0.0151	0.0015	0.0044	0.0250	0.0417	0.0354	0.0151	0.0014
Dividends from net investment income	(0.0044)	(0.0250)	(0.0418)	(0.0354)	(0.0151)	(0.0015)	(0.0044)	(0.0250)	(0.0417)	(0.0354)	(0.0151)	(0.0014)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.44%[1]	2.53%	4.27%	3.60%	1.52%	0.15%	0.45%[1]	2.53%	4.25%	3.60%	1.52%	0.15%

Ratios to Average Net Assets
Total expenses after waivers, reimbursements and fees paid indirectly	1.37%[2]	1.39%	1.22%	1.24%	1.24%	1.10%	1.35%[2]	1.42%	1.24%	1.24%	1.24%	1.10%

Total expenses	1.80%[2]	1.77%	1.83%	1.83%	1.74%	1.79%	1.72%[2]	1.66%	1.79%	1.78%	1.73%	1.79%

Net investment income	0.86%[2]	2.40%	4.18%	3.54%	1.66%	0.14%	0.88%[2]	2.15%	4.16%	3.59%	1.79%	0.14%

Supplemental Data
Net assets, end of period (000)	$23,467	$15,835	$11,532	$19,462	$18,716	$8,924	$48,162	$25,356	$5,109	$8,866	$5,043	$884

1	Aggregate total investment return.

2	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2009	45

Financial Highlights (continued)	U.S. Treasury
Money Market Portfolio

	Institutional						Service
	Period October 1, 2008 to March 31, 2009	Year Ended September 30,					Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2008	2007	2006	2005	2004		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0007	0.0234	0.0478	0.0422	0.0221	0.0072	0.0004	0.0206	0.0450	0.0393	0.0190	0.0042
Dividends from net investment income	(0.0007)	(0.0234)	(0.0478)	(0.0422)	(0.0221)	(0.0072)	(0.0004)	(0.0206)	(0.0450)	(0.0393)	(0.0190)	(0.0042)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.07%[1]	2.37%	4.89%	4.30%	2.23%	0.72%	0.04%[1]	2.08%	4.60%	4.00%	1.93%	0.42%

Ratios to Average Net Assets
Total expenses after waivers, reimbursements and fees paid indirectly	0.42%[2]	0.41%	0.41%	0.41%	0.41%	0.41%	0.48%[2]	0.69%	0.69%	0.70%	0.71%	0.71%

Total expenses	0.79%[2]	0.59%	0.61%	0.65%	0.73%	0.70%	0.98%[2]	0.84%	0.86%	0.90%	0.98%	0.99%

Net investment income	0.15%[2]	2.26%	4.75%	4.26%	2.18%	0.68%	0.08%[2]	2.08%	4.50%	3.94%	1.99%	0.41%

Supplemental Data
Net assets, end of period (000)	$228,457	$382,033	$312,979	$211,960	$164,905	$176,136	$213,402	$289,805	$245,609	$246,517	$257,187	$219,788

	Investor A
	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0004	0.0206	0.0450	0.0388	0.0186	0.0031
Dividends from net investment income	(0.0004)	(0.0206)	(0.0450)	(0.0388)	(0.0186)	(0.0031)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.04%[1]	2.08%	4.59%	3.95%	1.88%	0.31%

Ratios to Average Net Assets
Total expenses after waivers, reimbursements and fees paid indirectly	0.48%[2]	0.69%	0.70%	0.75%	0.75%	0.82%

Total expenses	0.89%[2]	0.85%	0.86%	1.04%	1.07%	1.19%

Net investment income	0.08%[2]	1.86%	4.49%	3.86%	1.83%	0.31%

Supplemental Data
Net assets, end of period (000)	$103,762	$123,316	$31,970	$28,593	$31,990	$41,283

1	Aggregate total investment return.

2	Annualized.

See Notes to Financial Statements.

46	ANNUAL REPORT	MARCH 31, 2009

Financial Highlights (continued)	Municipal Money Market Portfolio

	Institutional						Service
	Period October 1, 2008 to March 31, 2009	Year Ended September 30,					Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2008	2007	2006	2005	2004		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0050	0.0234	0.0331	0.0289	0.0172	0.0073	0.0035	0.0206	0.0301	0.0260	0.0143	0.0043
Dividends from net investment income	(0.0050)	(0.0234)	(0.0331)	(0.0289)	(0.0172)	(0.0073)	(0.0035)	(0.0206)	(0.0301)	(0.0260)	(0.0143)	(0.0043)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.50%[1]	2.36%	3.36%	2.93%	1.74%	0.73%	0.35%[1]	2.08%	3.05%	2.63%	1.44%	0.43%

Ratios to Average Net Assets
Total expenses after waivers, reimbursements and fees paid indirectly	0.47%[2]	0.42%	0.42%	0.42%	0.42%	0.42%	0.77%[2]	0.70%	0.72%	0.71%	0.72%	0.72%

Total expenses	0.82%[2]	0.60%	0.63%	0.67%	0.74%	0.71%	1.00%[2]	0.86%	0.91%	0.91%	0.99%	1.00%

Net investment income	0.95%[2]	2.26%	3.29%	2.88%	1.69%	0.69%	0.78%[2]	2.06%	3.00%	2.64%	1.45%	0.42%

Supplemental Data
Net assets, end of period (000)	$101,246	$92,663	$42,083	$61,154	$75,789	$126,534	$47,592	$81,843	$100,454	$132,523	$93,844	$70,344

	Hilliard Lyons						Investor A
	Period October 1, 2008 to March 31, 2009	Year Ended September 30,					Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2008	2007	2006	2005	2004		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0048	0.0231	0.0328	0.0284	0.0163	0.0056	0.0035	0.0205	0.0302	0.0258	0.0136	0.0042
Dividends from net investment income	(0.0048)	(0.0231)	(0.0328)	(0.0284)	(0.0163)	(0.0056)	(0.0035)	(0.0205)	(0.0302)	(0.0258)	(0.0136)	(0.0042)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.48%[1]	2.34%	3.33%	2.87%	1.64%	0.57%	0.35%[1]	2.07%	3.06%	2.61%	1.37%	0.43%

Ratios to Average Net Assets
Total expenses after waivers, reimbursements and fees paid indirectly	0.51%[2]	0.45%	0.45%	0.47%	0.52%	0.59%	0.77%[2]	0.71%	0.71%	0.73%	0.79%	0.72%

Total expenses	1.07%[2]	0.85%	0.88%	1.02%	1.09%	1.13%	0.94%[2]	0.86%	0.89%	1.03%	1.11%	1.19%

Net investment income	0.98%[2]	2.29%	3.28%	2.84%	1.62%	0.56%	0.76%[2]	2.02%	3.01%	2.53%	1.29%	0.42%

Supplemental Data
Net assets, end of period (000)	$118,137	$130,218	$166,999	$140,409	$126,397	$127,151	$5,301	$7,004	$3,776	$2,830	$4,262	$7,322

1	Aggregate total investment return.

2	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2009	47

Financial Highlights (continued)	New Jersey Municipal
Money Market Portfolio

	Institutional						Service
	Period October 1, 2008 to March 31, 2009	Year Ended September 30,					Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2008	2007	2006	2005	2004		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0058	0.0228	0.0326	0.0285	0.0175	0.0074	0.0044	0.0200	0.0298	0.0256	0.0145	0.0044
Dividends from net investment income	(0.0058)	(0.0228)	(0.0326)	(0.0285)	(0.0175)	(0.0074)	(0.0044)	(0.0200)	(0.0298)	(0.0256)	(0.0145)	(0.0044)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.59%[1]	2.30%	3.31%	2.89%	1.76%	0.74%	0.44%[1]	2.02%	3.03%	2.60%	1.46%	0.44%

Ratios to Average Net Assets
Total expenses after waivers, reimbursements and fees paid indirectly	0.43%[2]	0.39%	0.39%	0.39%	0.39%	0.39%	0.73%[2]	0.67%	0.67%	0.68%	0.69%	0.69%

Total expenses	0.82%[2]	0.61%	0.62%	0.66%	0.74%	0.72%	1.06%[2]	0.86%	0.88%	0.92%	0.99%	1.01%

Net investment income	1.15%[2]	2.30%	3.26%	2.88%	1.73%	0.74%	0.89%[2]	2.07%	2.98%	2.57%	1.45%	0.44%

Supplemental Data
Net assets, end of period (000)	$103,465	$114,696	$156,005	$99,173	$74,329	$80,530	$23,791	$25,401	$43,013	$56,955	$59,794	$59,899

	Investor A
	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0045	0.0200	0.0298	0.0255	0.0138	0.0044
Dividends from net investment income	(0.0045)	(0.0200)	(0.0298)	(0.0255)	(0.0138)	(0.0044)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.45%[1]	2.02%	3.03%	2.58%	1.39%	0.44%

Ratios to Average Net Assets
Total expenses after waivers, reimbursements and fees paid indirectly	0.69%[2]	0.67%	0.67%	0.69%	0.75%	0.69%

Total expenses	0.93%[2]	0.86%	0.87%	1.02%	1.11%	1.21%

Net investment income	0.92%[2]	1.96%	2.99%	2.56%	1.40%	0.43%

Supplemental Data
Net assets, end of period (000)	$23,381	$27,216	$30,250	$17,662	$15,027	$12,821

1	Aggregate total investment return.

2	Annualized.

See Notes to Financial Statements.

48	ANNUAL REPORT	MARCH 31, 2009

Financial Highlights (continued)	North Carolina Municipal
Money Market Portfolio

	Institutional						Service
	Period October 1, 2008 to March 31, 2009	Year Ended September 30,					Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2008	2007	2006	2005	2004		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0052	0.0234	0.0336	0.0299	0.0185	0.0084	0.0037	0.0207	0.0307	0.0270	0.0155	0.0054
Dividends from net investment income	(0.0052)	(0.0234)	(0.0336)	(0.0299)	(0.0185)	(0.0084)	(0.0037)	(0.0207)	(0.0307)	(0.0270)	(0.0155)	(0.0054)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.52%[1]	2.37%	3.42%	3.04%	1.87%	0.85%	0.37%[1]	2.08%	3.12%	2.73%	1.56%	0.54%

Ratios to Average Net Assets
Total expenses after waivers, reimbursements and fees paid indirectly	0.34%[2]	0.30%	0.30%	0.30%	0.30%	0.30%	0.63%[2]	0.58%	0.58%	0.60%	0.60%	0.60%

Total expenses	0.77%[2]	0.67%	0.68%	0.70%	0.80%	0.74%	1.01%[2]	0.92%	0.94%	0.98%	1.07%	1.03%

Net investment income	0.98%[2]	2.31%	3.36%	3.00%	1.84%	0.84%	0.75%[2]	2.09%	3.10%	2.61%	1.69%	0.55%

Supplemental Data
Net assets, end of period (000)	$79,880	$60,404	$66,246	$61,086	$56,017	$58,168	$3,172	$3,156	$1,295	$656	$6,923	$160

	Investor A
	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0032	0.0190	0.0298	0.0264	0.0151	0.0054
Dividends from net investment income	(0.0032)	(0.0190)	(0.0298)	(0.0264)	(0.0151)	(0.0054)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.32%[1]	1.92%	3.03%	2.67%	1.52%	0.55%

Ratios to Average Net Assets
Total expenses after waivers, reimbursements and fees paid indirectly	0.73%[2]	0.74%	0.67%	0.66%	0.64%	0.60%

Total expenses	1.18%[2]	1.08%	1.02%	1.10%	1.15%	1.23%

Net investment income	0.61%[2]	1.98%	2.98%	2.64%	1.51%	0.54%

Supplemental Data
Net assets, end of period (000)	$168	$155	$189	$316	$321	$319

1	Aggregate total investment return.

2	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2009	49

Financial Highlights (continued)	Ohio Municipal
Money Market Portfolio

	Institutional						Service
	Period October 1, 2008 to March 31, 2009	Year Ended September 30,					Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2008	2007	2006	2005	2004		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0071	0.0245	0.0336	0.0297	0.0182	0.0087	0.0058	0.0217	0.0308	0.0268	0.0152	0.0057
Dividends from net investment income	(0.0071)	(0.0245)	(0.0336)	(0.0297)	(0.0182)	(0.0087)	(0.0058)	(0.0217)	(0.0308)	(0.0268)	(0.0152)	(0.0057)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.72%[1]	2.48%	3.41%	3.01%	1.83%	0.87%	0.57%[1]	2.20%	3.13%	2.72%	1.53%	0.57%

Ratios to Average Net Assets
Total expenses after waivers, reimbursements and fees paid indirectly	0.42%[2]	0.39%	0.39%	0.39%	0.39%	0.39%	0.71%[2]	0.67%	0.67%	0.68%	0.69%	0.69%

Total expenses	0.73%[2]	0.62%	0.62%	0.67%	0.73%	0.72%	0.99%[2]	0.87%	0.87%	0.92%	0.98%	1.01%

Net investment income	1.37%[2]	2.41%	3.35%	2.99%	1.79%	0.87%	1.33%[2]	2.11%	3.09%	2.65%	1.50%	0.56%

Supplemental Data
Net assets, end of period (000)	$179,038	$137,274	$101,325	$131,016	$88,697	$122,030	$14,636	$26,403	$8,199	$5,647	$10,224	$15,311

	Investor A
	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0057	0.0217	0.0308	0.0267	0.0150	0.0046
Dividends from net investment income	(0.0057)	(0.0217)	(0.0308)	(0.0267)	(0.0150)	(0.0046)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.58%[1]	2.20%	3.13%	2.70%	1.51%	0.46%

Ratios to Average Net Assets
Total expenses after waivers, reimbursements and fees paid indirectly	0.70%[2]	0.67%	0.67%	0.69%	0.71%	0.80%

Total expenses	0.90%[2]	0.87%	0.87%	1.01%	1.06%	1.20%

Net investment income	1.29%[2]	2.13%	3.08%	2.67%	1.47%	0.46%

Supplemental Data
Net assets, end of period (000)	$24,902	$41,209	$22,201	$20,267	$20,893	$32,171

1	Aggregate total investment return.

2	Annualized.

See Notes to Financial Statements.

50	ANNUAL REPORT	MARCH 31, 2009

Financial Highlights (continued)	Pennsylvania Municipal
Money Market Portfolio

	Institutional						Service
	Period October 1, 2008 to March 31, 2009	Year Ended September 30,					Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2008	2007	2006	2005	2004		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0047	0.0222	0.0329	0.0290	0.0178	0.0073	0.0033	0.0194	0.0301	0.0261	0.0148	0.0043
Dividends from net investment income	(0.0047)	(0.0222)	(0.0329)	(0.0290)	(0.0178)	(0.0073)	(0.0033)	(0.0194)	(0.0301)	(0.0261)	(0.0148)	(0.0043)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.48%[1]	2.24%	3.34%	2.94%	1.79%	0.73%	0.33%[1]	1.96%	3.06%	2.65%	1.49%	0.43%

Ratios to Average Net Assets
Total expenses after waivers, reimbursements and fees paid indirectly	0.46%[2]	0.42%	0.42%	0.42%	0.42%	0.42%	0.74%[2]	0.70%	0.70%	0.71%	0.72%	0.72%

Total expenses	0.75%[2]	0.58%	0.59%	0.64%	0.72%	0.71%	0.92%[2]	0.83%	0.84%	0.89%	0.97%	0.99%

Net investment income	0.93%[2]	2.21%	3.29%	2.92%	1.78%	0.73%	0.69%[2]	1.94%	3.01%	2.63%	1.47%	0.43%

Supplemental Data
Net assets, end of period (000)	$589,724	$535,882	$500,402	$464,708	$430,376	$426,130	$52,127	$52,654	$55,934	$44,406	$34,219	$32,866

	Investor A
	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0035	0.0194	0.0300	0.0259	0.0155	0.0045
Dividends from net investment income	(0.0035)	(0.0194)	(0.0300)	(0.0259)	(0.0155)	(0.0045)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.35%[1]	1.96%	3.05%	2.62%	1.56%	0.45%

Ratios to Average Net Assets
Total expenses after waivers, reimbursements and fees paid indirectly	0.71%[2]	0.70%	0.71%	0.73%	0.65%	0.70%

Total expenses	0.86%[2]	0.83%	0.85%	1.01%	0.96%	1.17%

Net investment income	0.72%[2]	1.68%	3.00%	2.49%	1.64%	0.44%

Supplemental Data
Net assets, end of period (000)	$34,483	$36,708	$33,490	$28,542	$72,079	$29,647

1	Aggregate total investment return.

2	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2009	51

Financial Highlights (concluded)	Virginia Municipal
Money Market Portfolio

	Institutional
	Period October 1, 2008 to	Year Ended September 30,
	March 31, 2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0041	0.0228	0.0336	0.0295	0.0181	0.0082
Dividends from net investment income	(0.0041)	(0.0228)	(0.0336)	(0.0295)	(0.0181)	(0.0082)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.42%[1]	2.31%	3.42%	2.99%	1.83%	0.82%

Ratios to Average Net Assets
Total expenses after waivers, reimbursements and fees paid indirectly	0.35%[2]	0.30%	0.30%	0.29%	0.30%	0.30%

Total expenses	0.79%[2]	0.65%	0.67%	0.75%	0.92%	0.89%

Net investment income	0.92%[2]	2.30%	3.37%	3.03%	1.84%	0.83%

Supplemental Data
Net assets, end of period (000)	$75,817	$90,845	$81,190	$71,518	$24,169	$17,857

	Service
	Period October 1, 2008 to	Year Ended September 30,		Period April 24, 2006[3] to	Period May 13, 2005[3] to	Period October 1, 2003 to
	March 31, 2009	2008	2007	September 30, 2006[4]	June 27, 2005[5]	October 7, 2003[6]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0031	0.0201	0.0307	0.0104	0.0023	0.0001
Dividends from net investment income	(0.0031)	(0.0201)	(0.0307)	(0.0104)	(0.0023)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.31%[1]	2.02%	3.11%	1.05%[1]	0.23%[1]	0.01%[1]

Ratios to Average Net Assets
Total expenses after waivers, reimbursements and fees paid indirectly	0.53%[2]	0.58%	0.58%	0.58%[2]	0.60%[2]	0.40%[2]

Total expenses	0.98%[2]	0.89%	0.91%	1.09%[2]	1.18%[2]	1.06%[2]

Net investment income	0.38%[2]	2.39%	3.14%	3.11%[2]	1.96%[2]	0.71%[2]

Supplemental Data
Net assets, end of period (000)	$675	$234	$1,488	$— [7]	$— [5]	$— [6]

1	Aggregate total investment return.

2	Annualized.

3	Reissuance of shares.

4	There were no Service shares outstanding during the period May 3, 2006 to June 1, 2006.

5	There were no Service shares outstanding as of September 30, 2005.

6	There were no Service shares outstanding as of September 30, 2004.

7	Net assets end of period are less than $500.

See Notes to Financial Statements.

52	ANNUAL REPORT	MARCH 31, 2009

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock FundsSM (the “Fund”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of March 31, 2009, the Fund had 27 registered portfolios, of which BlackRock Money Market Portfolio (“Money Market”), BlackRock U.S. Treasury Money Market Portfolio (“U.S. Treasury”), BlackRock Municipal Money Market Portfolio (“Municipal”), BlackRock New Jersey Municipal Money Market Portfolio (“New Jersey Municipal”), BlackRock North Carolina Municipal Money Market Portfolio (“North Carolina Municipal”), BlackRock Ohio Municipal Money Market Portfolio (“Ohio Municipal”), BlackRock Pennsylvania Municipal Money Market Portfolio (“Pennsylvania Municipal”) and BlackRock Virginia Municipal Money Market Portfolio (“Virginia Municipal”)(collectively the “Portfolios”) are included in these financial statements. The Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. During the period, the Portfolios changed their fiscal year end to March 31. Each Portfolio may offer Shares of Institutional, Service, Investor A, Investor B and Investor C classes. In addition, Money Market and Municipal may offer Hilliard Lyons Shares. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the Service, Hilliard Lyons, Investor A, Investor B and Investor C Shares may bear certain expenses related to the service and/or distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Portfolios:

Valuation of Investments: The Portfolios’ securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. Each Portfolio seeks to maintain a net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Repurchase Agreements: The Portfolios may invest in US government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by each Portfolio’s custodian. In the event the counterparty defaults and the fair value of the collateral declines, the Portfolios could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income is recognized on the accrual method. The Portfolios amortize all premiums and discounts on debt securities. Income and realized gains and losses of the Portfolios are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of realized gains, if any, are recorded on the ex-dividend dates.

Income Taxes: It is the Portfolios’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Portfolios file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Portfolio’s US federal income tax returns remains open for each of the three years ended September 30, 2008 and the period ended March 31, 2009. The statutes of limitations on each Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Portfolios’ financial statement disclosures is currently being assessed.

Other: Expenses directly related to one of the Portfolios or classes are charged to that Portfolio or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of a Portfolio are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreements and Other Transactions with Affiliates:

The Fund, on behalf of the Portfolios, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (“the Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory services. The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). BAC became a

ANNUAL REPORT	MARCH 31, 2009	53

Notes to Financial Statements (continued)

stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill Lynch”) on January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Fund under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

The Advisor is responsible for the management of each Portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolios. For such services, each Portfolio pays the Advisor a monthly fee based on the average daily value of the Portfolio’s net assets, at the following annual rates: 0.45% of the first $1 billion, 0.40% of the next $1 billion, 0.375% of the next $1 billion and 0.35% of net assets in excess of $3 billion.

The Advisor has entered into a separate sub-advisory agreement with BlackRock Institutional Management Corporation (“BIMC”), an affiliate of the Advisor, pursuant to which BIMC serves as sub-advisor for all of the Portfolios. The Advisor pays the sub-advisor, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Portfolios to the Advisor.

The Advisor contractually agreed to waive or reimburse fees or expenses until August 1, 2010, in order to limit expenses. These expense limits apply to the aggregate expenses incurred on a share class (excluding: interest, taxes, brokerage commissions, expenses incurred as a result of investments in other funds and other expenses attributable to, and incurred as a result of, a Portfolio’s investments and other extraordinary expenses). This agreement is reviewed annually by the Board. The current expense limitations as a percentage of net assets are as follows:

	Share Classes
	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C
Money Market	0.42%	0.72%	0.91%	0.89%	1.49%	1.49%
U.S. Treasury	0.41%	0.71%	N/A	0.88%	N/A	N/A
Municipal	0.42%	0.72%	0.66%	0.89%	N/A	N/A
New Jersey Municipal	0.39%	0.69%	N/A	0.96%	N/A	N/A
North Carolina Municipal	0.30%	0.60%	N/A	0.87%	N/A	N/A
Ohio Municipal	0.39%	0.69%	N/A	0.96%	N/A	N/A
Pennsylvania Municipal	0.42%	0.72%	N/A	0.99%	N/A	N/A
Virginia Municipal	0.30%	0.60%	N/A	0.87%[1]	N/A	N/A

1	There were no shares outstanding as of March 31, 2009.

PFPC Trust Company, an indirect, wholly owned subsidiary of PNC, serves as custodian for each Portfolio. For these services, the custodian receives a fee computed daily and payable monthly, based on a percentage of the average daily gross assets of each Portfolio. The fee is paid at the following annual rates: 0.0025% of the first $2 billion and 0.002% of average daily gross assets in excess of $2 billion; plus per transaction charges and other miscellaneous fees incurred on behalf of each Portfolio.

Pursuant to the Fund’s operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances, which are included on the Statements of Operations as fees paid indirectly.

PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”), an indirect, wholly owned subsidiary of PNC, serves as transfer and dividend disbursing agent. Each class of each Portfolio bears the costs of transfer agent fees associated with such respective class. Transfer agent fees borne by each class of each Portfolio are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of each Portfolio, 12b-1 fee calculations, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, Merrill Lynch and certain other affiliates provide the Portfolios with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, affiliates receive an annual fee per shareholder account which will vary depending on share class. The Portfolios incurred the following fees in return for these services, which are a component of the transfer agent fees in the accompanying Statements of Operations:

	Merrill Lynch	Other Affiliates
	Period October 1, 2008 to December 31, 2008	Six Months Ended March 31, 2009	Year Ended September 30, 2008
Money Market	$27	$651,294	$4,882
U.S. Treasury	—	306,366	7
Municipal	—	80,543	1,192
New Jersey Municipal	—	71,896	7
North Carolina Municipal	—	5,915	—
Ohio Municipal	—	55,633	—
Pennsylvania Municipal	—	347,019	—
Virginia Municipal	—	19,749	63

PNCGIS and the Advisor act as co-administrators for the Portfolios. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio. The combined administration fee is paid at the following annual rates: 0.075% of the first $500 million, 0.065% of the next $500 million and 0.055% of average of daily net assets in excess of $1 billion. In addition, each of the share classes is charged an administration fee based on the following percentages of average daily net assets of each respective class: 0.025% of the first $500 million of each Portfolio, 0.015% of the next $500 million and 0.005% of average of daily net assets in excess of $1 billion. In addition, PNCGIS and the Advisor may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Portfolio or a share class.

The Fund, on behalf of the Portfolios, has entered into a separate Distribution Agreement and Distribution Plan with BlackRock

54	ANNUAL REPORT	MARCH 31, 2009

Notes to Financial Statements (continued)

Investments, LLC (“BIL”), an affiliate of BlackRock. Pursuant to the Distribution Plan in accordance with Rule 12b-1 under the 1940 Act, the Portfolios pay BIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Portfolio as follows:

	Service Fee	Distribution Fee
Service	0.25%	—
Hilliard Lyons	0.25%	—
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%

The Portfolios paid to affiliates the following fees in return for distribution and sales support services:

	Period October 1, 2008 to March 31, 2009	Year Ended September 30, 2008
Money Market	$1,211,578	$2,370,648
U.S. Treasury	151,197	675,232
Municipal	100,484	242,280
New Jersey Municipal	65,534	176,195
North Carolina Municipal	4,084	10,832
Ohio Municipal	64,669	98,781
Pennsylvania Municipal	114,292	279,419
Virginia Municipal	413	—

The Advisor and the Distributor voluntarily agreed to waive management and service fees and reimburse operating expenses to enable the Portfolios to maintain a minimum daily net investment income dividend. These amounts are reported in the Statements of Operations as fees waived by advisor, service fees waived and transfer agent fees reimbursed. The Advisor and the Distributor may discontinue the waiver or reimbursement at any time.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Portfolios, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Portfolio shares. For the period October 1, 2008 to March 31, 2009, each Portfolio reimbursed the Advisor the following amounts for costs incurred in running the call center, which are a component of the transfer agent fees in the accompanying Statements of Operations.

	Share Classes
Call Center	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$2,778	$3,573	$1,217	$19,191	$2,337	$2,976	$32,072
U.S. Treasury	1,397	2,463	—	1,359	—	—	5,219
Municipal	431	535	806	109	—	—	1,881
New Jersey Municipal	446	211	—	198	—	—	855
North Carolina Municipal	219	28	—	16	—	—	263
Ohio Municipal	696	182	—	267	—	—	1,145
Pennsylvania Municipal	1,561	421	—	200	—	—	2,182
Virginia Municipal	159	3	—	—	—	—	162

For the year ended September 30, 2008, each Portfolio reimbursed the Advisor the following amounts for costs incurred in running the call center, which are a component of the transfer agent fees in the accompanying Statements of Operations.

	Share Classes
Call Center	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$3,640	$5,363	$1,436	$31,262	$2,223	$997	$44,921
U.S. Treasury	1,943	2,392	—	723	—	—	5,058
Municipal	390	703	1,843	115	—	—	3,051
New Jersey Municipal	753	294	—	391	—	—	1,438
North Carolina Municipal	412	51	—	16	—	—	479
Ohio Municipal	590	120	—	326	—	—	1,036
Pennsylvania Municipal	3,409	582	—	676	—	—	4,667
Virginia Municipal	727	—	—	—	—	—	727

ANNUAL REPORT	MARCH 31, 2009	55

Notes to Financial Statements (continued)

For the period October 1, 2008 to March 31, 2009, the following charts show the various types of class specific expenses borne directly by each class of each Portfolio and any associated waivers or reimbursements of those expenses.

	Share Classes
Administration Fees	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total

Money Market	$67,243	$59,952	$19,859	$60,083	$2,872	$5,709	$215,718
U.S. Treasury	39,147	32,299	—	14,607	—	—	86,053
Municipal	12,191	8,180	14,877	824	—	—	36,072
New Jersey Municipal	13,543	3,107	—	3,302	—	—	19,952
North Carolina Municipal	8,005	397	—	21	—	—	8,423
Ohio Municipal	21,307	2,462	—	4,025	—	—	27,794
Pennsylvania Municipal	70,369	7,135	—	5,097	—	—	82,601
Virginia Municipal	10,266	54	—	—	—	—	10,320

	Share Classes
Administration Fees Waived	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total

Money Market	$67,243	$40,432	$5,528	—	$2,090	$2,272	$117,565
U.S. Treasury	39,147	19,831	—	$5,454	—	—	64,432
Municipal	12,191	4,948	3,879	—	—	—	21,018
New Jersey Municipal	13,543	1,973	—	—	—	—	15,516
North Carolina Municipal	8,005	11	—	1	—	—	8,017
Ohio Municipal	21,307	488	—	—	—	—	21,795
Pennsylvania Municipal	70,369	3,313	—	—	—	—	73,682
Virginia Municipal	10,266	3	—	—	—	—	10,269

	Share Classes
Service and Distribution Fees	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total

Money Market	$608,975	$198,025	$598,434	$114,562	$228,578	$1,748,574
U.S. Treasury	323,034	—	145,985	—	—	469,019
Municipal	81,969	148,766	8,221	—	—	238,956
New Jersey Municipal	31,224	—	32,879	—	—	64,103
North Carolina Municipal	3,951	—	208	—	—	4,159
Ohio Municipal	24,735	—	40,218	—	—	64,953
Pennsylvania Municipal	71,053	—	50,066	—	—	121,119
Virginia Municipal	531	—	—	—	—	531

	Share Classes
Service Fees Waived	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total

Money Market	—	—	—	$28,016	$55,360	$83,376
U.S. Treasury	$262,168	—	$116,987	—	—	379,155
Municipal	45	$148,766	—	—	—	148,811
New Jersey Municipal	1,857	—	1,967	—	—	3,824
North Carolina Municipal	93	—	55	—	—	148
Pennsylvania Municipal	4,499	—	3,042	—	—	7,541
Virginia Municipal	218	—	—	—	—	218

	Share Classes
Transfer Agent Fees	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total

Money Market	$431,970	$309,027	$117,758	$231,451	$22,858	$27,292	$1,140,356
U.S. Treasury	248,465	132,818	—	3,162	—	—	384,445
Municipal	72,215	25,755	88,342	523	—	—	186,835
New Jersey Municipal	77,177	15,889	—	356	—	—	93,422
North Carolina Municipal	9,656	298	—	156	—	—	10,110
Ohio Municipal	71,847	8,772	—	440	—	—	81,059
Pennsylvania Municipal	424,500	17,174	—	455	—	—	442,129
Virginia Municipal	28,118	20	—	—	—	—	28,138

56	ANNUAL REPORT	MARCH 31, 2009

Notes to Financial Statements (continued)

	Share Classes
Transfer Agent Fees Waived	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total

Money Market	$2,778	$2,619	$650	—	$1,800	$655	$8,502
U.S. Treasury	1,397	2,018	—	$1,119	—	—	4,534
Municipal	431	375	203	—	—	—	1,009
New Jersey Municipal	446	148	—	—	—	—	594
North Carolina Municipal	219	1	—	4	—	—	224
Ohio Municipal	696	128	—	—	—	—	824
Pennsylvania Municipal	1,561	266	—	—	—	—	1,827
Virginia Municipal	159	—	—	—	—	—	159

	Share Classes
Transfer Agent Fees Reimbursed	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total

Money Market	$429,155	$218,236	$96,277	—	$4,473	$537	$748,678
U.S. Treasury	247,068	116,935	—	$939	—	—	364,942
Municipal	71,784	15,109	76,738	—	—	—	163,631
New Jersey Municipal	76,731	9,646	—	—	—	—	86,377
North Carolina Municipal	9,437	—	—	—	—	—	9,437
Ohio Municipal	71,151	7,596	—	—	—	—	78,747
Pennsylvania Municipal	422,939	6,151	—	—	—	—	429,090
Virginia Municipal	27,959	—	—	—	—	—	27,959

For the year ended September 30, 2008, the following charts show the various types of class specific expenses borne directly by each class of each Portfolio and any associated waivers or reimbursements of those expenses.

	Share Classes
Administration Fees	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total

Money Market	$138,975	$121,606	$36,912	$107,104	$3,119	$2,241	$409,957
U.S. Treasury	76,521	56,417	—	11,208	—	—	144,146
Municipal	18,779	20,253	46,156	1,385	—	—	86,573
New Jersey Municipal	30,958	8,167	—	8,354	—	—	47,479
North Carolina Municipal	19,170	1,052	—	32	—	—	20,254
Ohio Municipal	30,686	2,618	—	7,258	—	—	40,562
Pennsylvania Municipal	129,953	13,929	—	14,025	—	—	157,907
Virginia Municipal	26,876	118	—	—	—	—	26,994

	Share Classes
Administration Fees Waived	Institutional	Service	Investor B	Investor C	Total
Money Market	$138,975	$210	$3,111	$2,141	$144,437
U.S. Treasury	76,521	—	—	—	76,521
Municipal	18,779	12	—	—	18,791
New Jersey Municipal	30,958	—	—	—	30,958
North Carolina Municipal	19,170	—	—	—	19,170
Ohio Municipal	30,686	—	—	—	30,686
Pennsylvania Municipal	129,953	—	—	—	129,953
Virginia Municipal	26,876	10	—	—	26,886

	Share Classes
Service and Distribution Fees	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total

Money Market	$1,231,398	$367,286	$1,071,732	$124,339	$89,677	$2,884,432
U.S. Treasury	566,176	—	112,531	—	—	678,707
Municipal	203,506	461,550	13,893	—	—	678,949
New Jersey Municipal	82,092	—	83,668	—	—	165,760
North Carolina Municipal	10,503	—	319	—	—	10,822
Ohio Municipal	26,298	—	72,877	—	—	99,175
Pennsylvania Municipal	139,962	—	139,654	—	—	279,616
Virginia Municipal	1,182	—	—	—	—	1,182

ANNUAL REPORT	MARCH 31, 2009	57

Notes to Financial Statements (continued)

	Share Classes
Service Fees Waived	Hilliard Lyons	Investor B	Investor C	Total

Money Market	$—	$11,856	$6,222	$18,078
Municipal	461,550	—	—	461,550

	Share Classes
Transfer Agent Fees	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total

Money Market	$15,774	$6,742	$1,436	$289,598	$27,787	$9,869	$351,206
U.S. Treasury	6,536	2,415	—	2,507	—	—	11,458
Municipal	1,436	729	1,843	559	—	—	4,567
New Jersey Municipal	2,910	451	—	587	—	—	3,948
North Carolina Municipal	3,980	113	—	207	—	—	4,300
Ohio Municipal	2,327	137	—	386	—	—	2,850
Pennsylvania Municipal	15,049	583	—	1,104	—	—	16,736
Virginia Municipal	8,861	36	—	—	—	—	8,897

	Share Classes
Transfer Agent Fees Waived	Institutional	Investor B	Investor C	Total
Money Market	$3,640	$2,334	$988	$6,962
U.S. Treasury	1,943	—	—	1,943
Municipal	390	—	—	390
New Jersey Municipal	753	—	—	753
North Carolina Municipal	412	—	—	412
Ohio Municipal	590	—	—	590
Pennsylvania Municipal	3,409	—	—	3,409
Virginia Municipal	727	—	—	727

	Share Classes
Transfer Agent Fees Reimbursed	Institutional	Investor B	Investor C	Total
Money Market	$14,256	$16,784	$3,189	$34,229
U.S. Treasury	4,593	—	—	4,593
Municipal	1,045	—	—	1,045
New Jersey Municipal	2,156	—	—	2,156
North Carolina Municipal	3,566	—	—	3,566
Ohio Municipal	1,736	—	—	1,736
Pennsylvania Municipal	11,638	—	—	11,638
Virginia Municipal	8,132	—	—	8,132

If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from the Advisor are less than the expense limit for that share class, the Advisor is entitled to be reimbursed by such share class up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Portfolio has more than $50 million in assets, (2) the Advisor or an affiliate continues to serve as the Portfolio’s investment advisor or administrator and (3) the Board has approved in advance the payments to the Advisor at the previous quarterly meeting.

At March 31, 2009, the amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

	Expiring January 31,
	2010	2011	2012
Money Market	$1,599,658	$1,607,300	$757,954
U.S. Treasury	707,285	1,125,904	343,037
Municipal	294,144	332,756	208,928
New Jersey Municipal	344,675	359,953	96,987
North Carolina Municipal	293,900	299,316	48,478
Ohio Municipal	279,571	350,671	147,278
Pennsylvania Municipal	913,386	1,147,956	395,648
Virginia Municipal	317,929	370,669	58,220

The following waivers previously recorded by the Portfolios, which were subject to recoupment by the Advisor, expired on January 31, 2009:

Money Market	$1,638,585
U.S. Treasury	772,301
Municipal	334,488
New Jersey Municipal	356,460
North Carolina Municipal	246,782
Ohio Municipal	311,945
Pennsylvania Municipal	968,214
Virginia Municipal	224,221

58	ANNUAL REPORT	MARCH 31, 2009

Notes to Financial Statements (continued)

For the following periods, affiliates received the following contingent deferred sales charges relating to transactions in Investor A, B and C Shares:

	Period October 1, 2008 to March 31, 2009
	Investor A	Investor B	Investor C
Money Market	$4,622	$75,144	$58,541
U.S. Treasury	2,620	—	—

	Year Ended September 30, 2008
	Investor A	Investor B	Investor C
Money Market	$566	$84,752	$25,583

The Portfolios may earn income on positive cash balances in demand deposit accounts that are maintained by PNCGIS on behalf of the Portfolios. The income earned was as follows which is included in interest—affiliated on the Statements of Operations:

	Period October 1, 2008 to March 31, 2009	Year Ended September 30, 2008
Money Market	$468	$3,207
U.S. Treasury	7	48
Municipal	2	13
New Jersey Municipal	2	15
North Carolina Municipal	1	7
Ohio Municipal	1	6
Pennsylvania Municipal	2	19
Virginia Municipal	—	4

The Portfolios may also receive earnings credits related to cash balances with PNCGIS which are shown on the Statements of Operations as fees paid indirectly.

Certain officers and/or trustees of the Fund are officers and/or trustees of BlackRock, Inc. or its affiliates. The Portfolios reimburse the Advisor for compensation paid to the Fund’s Chief Compliance Officer.

3. Income Tax Information:

Reclassifications: Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of March 31, 2009 attributable to nondeductible excise tax paid, reclassification of distributions and use of equalization were reclassified to the following accounts:

	Paid in-Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
Money Market	$—	$116,472	$(116,472)
U.S. Treasury	—	8,147	(8,147)
New Jersey Municipal	1,591	27	(1,618)
Pennsylvania Municipal	2,718	128	(2,846)
Virginia Municipal	2,077	—	(2,077)

The tax character of distributions paid during the periods ended March 31, 2009, September 30, 2008 and September 30, 2007, respectively, were as follows:

	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Total
Money Market
3/31/09	$—	$13,333,928	$—	$13,333,928
9/30/08	—	55,006,080	—	55,006,080
9/30/07	—	76,447,443	—	76,447,443
U.S. Treasury
3/31/09	—	389,047	—	389,047
9/30/08	—	12,435,378	—	12,435,378
9/30/07	—	20,350,999	—	20,350,999
Municipal
3/31/09	1,330,621	—	—	1,330,621
9/30/08	7,713,014	—	—	7,713,014
9/30/07	10,510,515	8,148	1,815	10,520,478
New Jersey Municipal
3/31/09	856,529	1,618	—	858,147
9/30/08	4,179,129	4,206	—	4,183,335
9/30/07	5,565,669	3,241	741	5,569,651
North Carolina Municipal
3/31/09	325,983	—	—	325,983
9/30/08	1,860,322	—	—	1,860,322
9/30/07	2,522,476	—	—	2,522,476
Ohio Municipal
3/31/09	1,509,530	—	—	1,509,530
9/30/08	3,797,964	—	459	3,798,423
9/30/07	5,149,545	—	4,249	5,153,794
Pennsylvania Municipal
3/31/09	3,173,252	—	2,846	3,176,098
9/30/08	13,788,757	—	45,374	13,834,131
9/30/07	18,862,563	—	—	18,862,563
Virginia Municipal
3/31/09	380,426	—	2,077	382,503
9/30/08	2,484,979	1,939	—	2,486,918
9/30/07	2,563,162	—	100	2,563,262

As of March 31, 2009, the tax components of accumulated earnings (losses) were as follows:

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Capital Loss Carryforward	Undistributed Long-Term Net Capital Gains	Net Unrealized Gains (Losses)*	Total Accumulated Earnings (Losses)
Money Market	$—	$180,711	$—	$—	$—	$180,711
U.S. Treasury	—	54,738	—	—	—	54,738
Municipal	8,019	—	(8,754)	—	(1,680)	(2,415)
New Jersey Municipal	105	3,107	—	—	—	3,212
North Carolina Municipal	—	—	(23,503)	—	—	(23,503)
Ohio Municipal	96	—	(3,081)	—	813	(2,172)
Pennsylvania Municipal	128	—	—	3,007	—	3,135
Virginia Municipal	142	—	—	12,350	—	12,492

*	The difference between book-basis and tax-basis net unrealized gains (losses) is attributable primarily to the deferral of post-October capital losses for tax purposes and tax amortization methods for premiums and discounts on fixed income securities.

ANNUAL REPORT	MARCH 31, 2009	59

Notes to Financial Statements (continued)

As of March 31, 2009, the Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	Expiring March 31,
	2015	2017	Total
Municipal	$4,644	$4,110	$8,754
North Carolina Municipal	7,587	15,916	23,503
Ohio Municipal	—	3,081	3,081

4. Market and Credit Risk:

In the normal course of business, the Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Portfolios have unsettled or open transactions may default. Financial assets, which potentially expose the Portfolios to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolios’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Portfolios’ Statements of Assets and Liabilities.

5. Capital Shares Transactions:

The number of shares sold, reinvested and redeemed correspond to the net proceeds from sale of shares, reinvestments of dividends and cost of shares redeemed, respectively, since shares are redeemed at $1.00 per share.

Transactions in shares for each period were as follows:

	Period October 1, 2008 to March 31, 2009	Year Ended September 30,

Money Market		2008	2007
Institutional
Shares sold	688,097,324	1,683,006,712	1,537,243,468
Shares issued in reinvestment of dividends	134,122	565,020	1,155,114

Total issued	688,231,446	1,683,571,732	1,538,398,582
Shares redeemed	(740,503,084)	(1,833,604,194)	(1,360,729,536)

Net increase (decrease)	(52,271,638)	(150,032,462)	177,669,046

	Period October 1, 2008 to March 31, 2009	Year Ended September 30,

Money Market		2008	2007
Service
Shares sold	724,929,928	1,608,625,424	1,813,995,747
Shares issued in reinvestment of dividends	374,361	1,539,353	2,713,337

Total issued	725,304,289	1,610,164,777	1,816,709,084
Shares redeemed	(665,146,809)	(1,561,311,158)	(1,859,021,649)

Net increase (decrease)	60,157,480	48,853,619	(42,312,565)

Hilliard Lyons
Shares sold	82,000,390	130,596,300	109,753,956
Shares issued in reinvestment of dividends	1,158,470	4,661,065	6,327,179

Total issued	83,158,860	135,257,365	116,081,135
Shares redeemed	(60,092,467)	(122,402,195)	(105,603,555)

Net increase	23,066,393	12,855,170	10,477,580

Investor A
Shares sold	186,892,330	373,028,542	331,708,848
Shares issued in reinvestment of dividends	3,188,967	12,774,866	17,601,711

Total issued	190,081,297	385,803,408	349,310,559
Shares redeemed	(140,235,284)	(318,149,920)	(355,566,796)

Net increase (decrease)	49,846,013	67,653,488	(6,256,237)

Investor B
Shares sold	20,315,016	20,067,039	11,373,692
Shares issued in reinvestment of dividends	85,918	260,011	470,652

Total issued	20,400,934	20,327,050	11,844,344
Shares redeemed	(12,769,784)	(16,024,812)	(19,774,296)

Net increase (decrease)	7,631,150	4,302,238	(7,929,952)

60	ANNUAL REPORT	MARCH 31, 2009

Notes to Financial Statements (continued)

Money Market	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2008	2007
Investor C
Shares sold	54,301,878	35,702,262	6,280,041
Shares issued in reinvestment of dividends	175,032	162,853	161,325

Total issued	54,476,910	35,865,115	6,441,366
Shares redeemed	(31,673,492)	(15,618,658)	(10,197,647)

Net increase (decrease)	22,803,418	20,246,457	(3,756,281)

U.S. Treasury
Institutional
Shares sold	392,826,663	627,577,505	559,564,732
Shares issued in reinvestment of dividends	1,171	7,971	9,207

Total issued	392,827,834	627,585,476	559,573,939
Shares redeemed	(546,431,314)	(558,531,522)	(458,556,613)

Net increase (decrease)	(153,603,480)	69,053,954	101,017,326

Service
Shares sold	322,597,886	959,155,204	984,280,361
Shares issued in reinvestment of dividends	13,237	936,226	826,713

Total issued	322,611,123	960,091,430	985,107,074
Shares redeemed	(399,035,700)	(915,895,764)	(986,012,985)

Net increase (decrease)	(76,424,577)	44,195,666	(905,911)

Investor A
Shares sold	91,952,424	148,984,925	33,270,755
Shares issued in reinvestment of dividends	44,684	829,739	1,368,800

Total issued	91,997,108	149,814,664	34,639,555
Shares redeemed	(111,560,597)	(58,469,361)	(31,263,026)

Net increase (decrease)	(19,563,489)	91,345,303	3,376,529

Municipal
Institutional
Shares sold	142,639,530	374,098,216	172,961,952
Shares issued in reinvestment of dividends	2,276	5,164	880

Total issued	142,641,806	374,103,380	172,962,832
Shares redeemed	(134,058,089)	(323,525,300)	(192,031,540)

Net increase (decrease)	8,583,717	50,578,080	(19,068,708)

Service
Shares sold	92,136,359	254,783,558	229,353,268
Shares issued in reinvestment of dividends	64,384	387,605	650,526

Total issued	92,200,743	255,171,163	230,003,794
Shares redeemed	(126,451,086)	(273,783,419)	(262,065,852)

Net decrease	(34,250,343)	(18,612,256)	(32,062,058)

Hilliard Lyons
Shares sold	46,585,462	193,148,487	192,779,882
Shares issued in reinvestment of dividends	583,530	4,233,805	5,026,924

Total issued	47,168,992	197,382,292	197,806,806
Shares redeemed	(59,249,347)	(234,166,774)	(171,211,126)

Net increase (decrease)	(12,080,355)	(36,784,482)	26,595,680

Investor A
Shares sold	8,986,394	32,573,281	23,757,807
Shares issued in reinvestment of dividends	25,123	111,836	129,475

Total issued	9,011,517	32,685,117	23,887,282
Shares redeemed	(10,714,778)	(29,457,067)	(22,940,420)

Net increase (decrease)	(1,703,261)	3,228,050	946,862

New Jersey Municipal
Institutional
Shares sold	120,802,684	303,420,394	350,149,665
Shares issued in reinvestment of dividends	7,143	69,072	69,990

Total issued	120,809,827	303,489,466	350,219,655
Shares redeemed	(132,042,921)	(344,799,139)	(293,392,912)

Net increase (decrease)	(11,233,094)	(41,309,673)	56,826,743

Service
Shares sold	5,847,806	6,382,942	37,401,353
Shares issued in reinvestment of dividends	21,178	87,489	122,086

Total issued	5,868,984	6,470,431	37,523,439
Shares redeemed	(7,478,981)	(24,082,894)	(51,467,194)

Net decrease	(1,609,997)	(17,612,463)	(13,943,755)

ANNUAL REPORT	MARCH 31, 2009	61

Notes to Financial Statements (continued)

New Jersey	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2008	2007
Investor A
Shares sold	24,749,011	46,297,789	68,757,860
Shares issued in reinvestment of dividends	121,725	655,975	714,819

Total issued	24,870,736	46,953,764	69,472,679
Shares redeemed	(28,706,636)	(49,987,621)	(56,885,413)

Net increase (decrease)	(3,835,900)	(3,033,857)	12,587,266

North Carolina
Institutional
Shares sold	92,100,809	324,411,258	291,128,975
Shares issued in reinvestment of dividends	204,330	862,091	1,422,320

Total issued	92,305,139	325,273,349	292,551,295
Shares redeemed	(72,829,716)	(331,100,017)	(287,390,964)

Net increase (decrease)	19,475,423	(5,826,668)	5,160,331

Service
Shares sold	1,163,357	8,544,093	3,789,948
Shares issued in reinvestment of dividends	10,726	68,924	5,113

Total issued	1,174,083	8,613,017	3,795,061
Shares redeemed	(1,158,364)	(6,750,530)	(3,156,724)

Net increase	15,719	1,862,487	638,337

Investor A
Shares sold	39,206	101,025	177,265
Shares issued in reinvestment of dividends	506	2,504	8,697

Total issued	39,712	103,529	185,962
Shares redeemed	(26,388)	(137,976)	(313,015)

Net increase (decrease)	13,324	(34,447)	(127,053)

Ohio Municipal
Institutional
Shares sold	422,182,308	573,135,752	396,071,177
Shares issued in reinvestment of dividends	34,051	48,906	106,237

Total issued	422,216,359	573,184,658	396,177,414
Shares redeemed	(380,453,378)	(537,232,409)	(425,892,956)

Net increase (decrease)	41,762,981	35,952,249	(29,715,542)

Service
Shares sold	5,995,326	38,448,615	16,516,784
Shares issued in reinvestment of dividends	11,389	83,523	65,484

Total issued	6,006,715	38,532,138	16,582,268
Shares redeemed	(17,773,494)	(20,328,574)	(14,031,016)

Net increase (decrease)	(11,766,779)	18,203,564	2,551,252

Investor A
Shares sold	36,825,773	142,817,100	67,412,683
Shares issued in reinvestment of dividends	206,910	617,907	702,048

Total issued	37,032,683	143,435,007	68,114,731
Shares redeemed	(53,340,139)	(124,426,746)	(66,183,478)

Net increase (decrease)	(16,307,456)	19,008,261	1,931,253

Pennsylvania Municipal
Institutional
Shares sold	390,635,386	746,061,915	731,049,582
Shares issued in reinvestment of dividends	30,963	247,662	313,748

Total issued	390,666,349	746,309,577	731,363,330
Shares redeemed	(336,824,422)	(710,915,335)	(695,644,721)

Net increase	53,841,927	35,394,242	35,718,609

Service
Shares sold	60,226,770	108,776,941	142,840,710
Shares issued in reinvestment of dividends	102,826	511,820	660,793

Total issued	60,329,596	109,288,761	143,501,503
Shares redeemed	(60,856,599)	(112,577,472)	(131,971,718)

Net increase (decrease)	(527,003)	(3,288,711)	11,529,785

62	ANNUAL REPORT	MARCH 31, 2009

Notes to Financial Statements (concluded)

Pennsylvania Municipal	Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2008	2007
Investor A
Shares sold	30,522,305	136,949,653	79,731,765
Shares issued in reinvestment of dividends	147,521	942,144	1,040,155

Total issued	30,669,826	137,891,797	80,771,920
Shares redeemed	(32,893,967)	(134,683,215)	(75,821,775)

Net increase (decrease)	(2,224,141)	3,208,582	4,950,145

Virginia Municipal
Institutional
Shares sold	62,809,374	256,444,658	175,563,494
Shares issued in reinvestment of dividends	15,709	122,907	115,113

Total issued	62,825,083	256,567,565	175,678,607
Shares redeemed	(77,867,227)	(246,914,496)	(166,005,984)

Net increase (decrease)	(15,042,144)	9,653,069	9,672,623

Service
Shares sold	447,166	1,662,060	15,761,266
Shares issued in reinvestment of dividends	824	11,278	18,429

Total issued	447,990	1,673,338	15,779,695
Shares redeemed	(7,820)	(2,926,595)	(14,292,308)

Net increase (decrease)	440,170	(1,253,257)	1,487,387

6. Federal Insurance:

The Portfolios participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”). As a result of the Portfolios’ participation in the Program, in the event the Portfolios’ net asset value falls below $0.995 per share, shareholders in the Portfolios will have federal insurance of $1.00 per share up to the lesser of a shareholders’ balance in the Portfolio as of the close of business on September 19, 2008, or the remaining balances of such shareholder accounts as of the date the guarantee is triggered. Any increase in the number of shares in a shareholder’s balance after the close of business on September 19, 2008 and any future investments after a shareholder has closed their account will not be guaranteed. As a participant of the program, which expires September 18, 2009, the Portfolios paid a participation fee of 0.01% for the period September 19, 2008 through December 18, 2008 and 0.015% for the period December 19, 2008 through September 18, 2009 of the Portfolios’ shares outstanding value as of September 19, 2008. The participation fee for period September 19, 2008 to March 31, 2009 is included in Federal insurance on the Statement of Operations. These fees are not covered by the contractual agreement to reduce fees and reimburse expenses.

ANNUAL REPORT	MARCH 31, 2009	63

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of BlackRock Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the BlackRock Money Market, BlackRock U.S. Treasury Money Market, BlackRock Municipal Money Market, BlackRock New Jersey Municipal Money Market, BlackRock North Carolina Municipal Money Market, BlackRock Ohio Municipal Money Market, BlackRock Pennsylvania Municipal Money Market, and BlackRock Virginia Municipal Money Market Portfolios [eight of the twenty-seven portfolios constituting the BlackRock Funds (the “Fund”), (collectively, the “Portfolios”)] as of March 31, 2009, and the related statements of operations for the six month period then ended and the year ended September 30, 2008, the statements of changes in net assets for the six month period then ended and the two year period ended September 30, 2008, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios constituting the Fund as of March 31, 2009, the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

May 20, 2009

Important Tax Information (Unaudited)

All of the net investment income distributions paid by BlackRock Municipal Money Market Portfolio, BlackRock New Jersey Municipal Money Market Portfolio, BlackRock North Carolina Municipal Money Market Portfolio, BlackRock Ohio Municipal Money Market Portfolio, BlackRock Pennsylvania Municipal Money Market Portfolio, and BlackRock Virginia Municipal Money Market Portfolio during the taxable period ended March 31, 2009 qualify as tax-exempt interest dividends for Federal income tax purposes.

The following information is provided with respect to the ordinary income distributions paid by BlackRock Money Market Portfolio and BlackRock U.S. Treasury Money Market Portfolio for the taxable period ended March 31, 2009:

Interest Related Dividends and Qualified Short-Term Gains

Month Paid:	October 2008 - December 2008		January 2009 - March 2009
Money Market	100.00	%*	100.00	%*
U.S. Treasury Money Market	100.00	%*	100.00	%*

Federal Obligation Interest
Money Market			1.90	%**
U.S. Treasury Money Market			13.98	%**

*	Represents the portion of the taxable ordinary dividends eligible for exemption from US withholding tax for nonresident aliens and foreign corporations.
**	The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

64	ANNUAL REPORT	MARCH 31, 2009

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Officers and Trustees

Name, Address, and Year of Birth	Position(s) Held with Fund	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships
Non-Interested Trustees[1]

Ronald W. Forbes 40 East 52nd Street New York, NY 10022 1940	Co-Chair of the Board of Trustees and Trustee	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	34 Funds 81 Portfolios	None

Rodney D. Johnson 40 East 52nd Street New York, NY 10022 1941	Co-Chair of the Board of Trustees and Trustee	Since 2007	President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2002; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2003; Director, The Committee of Seventy (civic) since 2006.	34 Funds 81 Portfolios	None

David O. Beim 40 East 52nd Street New York, NY 10022 1940	Trustee	Since 2007	Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Formerly Chairman, Wave Hill Inc. (public garden and cultural center) from 1990 to 2006.	34 Funds 81 Portfolios	None

Dr. Matina Horner 40 East 52nd Street New York, NY 10022 1939	Trustee	Since 2004	Formerly Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	34 Funds 81 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 40 East 52nd Street New York, NY 10022 1939	Trustee and Member of the Audit Committee	Since 2007	Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director of Cerego, LLC (software development and design) since 2005.	34 Funds 81 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 40 East 52nd Street New York, NY 10022 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	34 Funds 81 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt, Jr. 40 East 52nd Street New York, NY 10022 1947	Trustee	Since 2007	Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Formerly Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partner, LP (private investment) since 1998.	34 Funds 81 Portfolios	Greenlight Capital Re, Ltd (reinsurance company)

Robert C. Robb, Jr. 40 East 52nd Street New York, NY 10022 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	34 Funds 81 Portfolios	None

66	ANNUAL REPORT	MARCH 31, 2009

Officers and Trustees (continued)

Name, Address, and Year of Birth	Position(s) Held with Fund	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships
Non-Interested Trustees[1] (concluded)

Toby Rosenblatt 40 East 52nd Street New York, NY 10022 1938	Trustee	Since 2005	President, Founders Investments Ltd. (private investments) since 1999; Director of Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) since 1997; Formerly Trustee, State Street Research Mutual Funds from 1990 to 2005; Formerly, Trustee, Metropolitan Series Funds, Inc. from 2001 to 2005.	34 Funds 81 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

Kenneth L. Urish 40 East 52nd Street New York, NY 10022 1951	Chair of the Audit Committee and Trustee	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation since 2001; Committee Member/Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants since 2007; Formerly President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Formerly Director, Inter-Tel from 2006 to 2007.	34 Funds 81 Portfolios	None

Frederick W. Winter 40 East 52nd Street New York, NY 10022 1945	Trustee and Member of the Audit Committee	Since 2007	Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005. Director, Alkon Corporation (pneumatics) since 1992; Formerly Director, Indotronix International (IT services) from 2004 to 2008; Director, Tippman Sports (recreation) since 2005.	34 Funds 81 Portfolios	None

1	Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

2	Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Fund’s board in 2007, each Trustee first became a member of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Matina Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999 and Frederick W. Winter, 1999.

Interested Trustees3

Richard S. Davis 40 East 52nd Street New York, NY 10022 1945	Trustee	Since 2005	Managing Director, BlackRock, Inc. since 2005; Formerly Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Formerly Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005; Formerly Chairman, SSR Realty from 2000 to 2004.	174 Funds 286 Portfolios	None

Henry Gabbay 40 East 52nd Street New York, NY 10022 1947	Trustee	Since 2007	Formerly Consultant, BlackRock, Inc. from 2007 to 2008; Formerly Managing Director, BlackRock, Inc. from 1989 to 2007; Formerly Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; Formerly President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	174 Funds 286 Portfolios	None

3	Mr. Davis is an “interested person,” as defined in the Investment Company Act of 1940, of the Fund based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Fund due to his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC securities. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

ANNUAL REPORT	MARCH 31, 2009	67

Officers and Trustees (concluded)

Name, Address, and Year of Birth	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years
Fund Officers[1]

Donald C. Burke 40 East 52nd Street New York, NY 10022 1960	Fund President and Chief Executive Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. (“FAM”) in 2006; First Vice President thereof from 1997 to 2005; Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.

Anne F. Ackerley 40 East 52nd Street New York, NY 10022 1962	Vice President	Since 2003	Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of BlackRock’s U.S. Retail Group since 2006; Head of BlackRock’s Mutual Fund Group from 2000 to 2006; Merrill Lynch & Co., Inc. from 1984 to 1986 and from 1988 to 2000, most recently as First Vice President and Operating Officer of the Mergers and Acquisitions Group.

Neal J. Andrews 40 East 52nd Street New York, NY 10022 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) from 1992 to 2006.

Jay M. Fife 40 East 52nd Street New York, NY 10022 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian P. Kindelan 40 East 52nd Street New York, NY 10022 1959	Chief Compliance Officer of the Funds	Since 2007	Chief Compliance Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005; Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004 and Vice President and Senior Counsel thereof from 1998 to 2000.

Howard B. Surloff 40 East 52nd Street New York, NY 10022 1965	Secretary	Since 2007	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly General Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

1	Officers of the Fund serve at the pleasure of the Board of Trustees.

Further information about the Fund’s Officers and Trustees is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling 1-800-441-7762.

Custodian

PFPC Trust Company

Philadelphia, PA 19153

Distributor

BlackRock Investments, LLC

New York, NY 10022

Address of the Portfolios

100 Bellevue Parkway

Wilmington, DE 19809

Investment Advisor and Co-Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Sub-Advisor

BlackRock Institutional Management Corporation

Wilmington, DE 19809

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Co-Administrator and Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.

Wilmington, DE 19809

68	ANNUAL REPORT	MARCH 31, 2009

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock

1)	Access the BlackRock website at

http://www.blackrock.com/edelivery

2)	Click on the applicable link and follow the steps to sign up

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

ANNUAL REPORT	MARCH 31, 2009	69

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request by calling (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund’s portfolios during the most recent 12-month period ended June 30th is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST Monday through Friday to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

Systematic Withdrawal Plan

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRA’s, SEP IRA’s and 403(b) Plans.

70	ANNUAL REPORT	MARCH 31, 2009

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global SmallCap Fund	BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Health Sciences Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Healthcare Fund	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Index Equity Portfolio*	BlackRock Science & Technology Opportunities Portfolio
BlackRock Capital Appreciation Portfolio	BlackRock International Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Diversification Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Index Fund	BlackRock Small Cap Growth Fund II
BlackRock EuroFund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Index Fund
BlackRock Focus Growth Fund	BlackRock International Value Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Focus Value Fund	BlackRock Large Cap Core Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Fundamental Growth Fund	BlackRock Large Cap Core Plus Fund	BlackRock S&P 500 Index Fund
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Global Growth Fund

Fixed Income Funds

BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Strategic Income Portfolio
BlackRock GNMA Portfolio	BlackRock Intermediate Government Bond Portfolio	BlackRock Total Return Fund
BlackRock Government Income Portfolio	BlackRock International Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock Long Duration Bond Portfolio	BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Low Duration Bond Portfolio
BlackRock Income Portfolio	BlackRock Managed Income Portfolio
BlackRock Income Builder Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio	BlackRock New York Municipal Bond Fund
BlackRock California Municipal Bond Fund	BlackRock Municipal Insured Fund	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund
BlackRock Intermediate Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

ANNUAL REPORT	MARCH 31, 2009	71

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Portfolios unless accompanied or preceded by the Portfolios’ current prospectus. An investment in a Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency other than with respect to the Portfolio’s participation in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds disclosed in this annual report. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Portfolio. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 441-7762. The Portfolios’ current 7-day yield more closely reflects the current earnings of a Portfolio than the total returns quoted. Statements and other information herein are as dated and are subject to change.

MM-3/09-AR

Item 2	–	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3	–	Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent: Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4	–	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
Money Market Portfolio	$17,500	$17,400	$0	$0	$6,100	$6,100	$733	$749
Municipal Money Market Portfolio	$19,900	$19,800	$0	$0	$6,100	$6,100	$733	$749
New Jersey Municipal Money Market Portfolio	$17,500	$17,400	$0	$0	$6,100	$6,100	$733	$749
North Carolina Municipal Money Market Portfolio	$17,500	$17,400	$0	$0	$6,100	$6,100	$733	$749
Ohio Municipal Money Market Portfolio	$17,500	$17,400	$0	$0	$6,100	$6,100	$733	$749
Pennsylvania Municipal Money Market Portfolio	$19,900	$19,800	$0	$0	$6,100	$6,100	$733	$749
U.S. Treasury Money Market Portfolio	$15,100	$15,000	$0	$0	$6,100	$6,100	$733	$749
Virginia Municipal Money Market Portfolio	$15,100	$15,000	$0	$0	$6,100	$6,100	$733	$749

1	The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2	The nature of the services include tax compliance, tax advice and tax planning.
3	The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
Money Market Portfolio	$414,333	$411,849
Municipal Money Market Portfolio	$414,333	$411,849
New Jersey Municipal Money Market Portfolio	$414,333	$411,849
North Carolina Municipal Money Market Portfolio	$414,333	$411,849
Ohio Municipal Money Market Portfolio	$414,333	$411,849
Pennsylvania Municipal Money Market Portfolio	$414,333	$411,849
U.S. Treasury Money Market Portfolio	$414,333	$411,849
Virginia Municipal Money Market Portfolio	$414,333	$411,849

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $407,500, 0%

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–	Investments (a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form. (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of BlackRock Funds

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: May 20, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: May 20, 2009